                                      LOGO

                                   PROSPECTUS
                                JANUARY 4, 1999

                       O TOUCHSTONE EMERGING GROWTH FUND

                     O TOUCHSTONE INTERNATIONAL EQUITY FUND

                      O TOUCHSTONE INCOME OPPORTUNITY FUND

                          O TOUCHSTONE VALUE PLUS FUND

                       O TOUCHSTONE GROWTH & INCOME FUND

                           O TOUCHSTONE BALANCED FUND

                             O TOUCHSTONE BOND FUND

                        O TOUCHSTONE STANDBY INCOME FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved any Fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Touchstone Family of Funds


The Touchstone Family of Funds is a group of mutual funds. Each Fund has a different investment goal and risk level and is a part of the Touchstone Series Trust (the Trust).

  TABLE OF CONTENTS

3
TABLE OF CONTENTS       [ICON]TOUCHSTONE FAMILY OF FUNDS


                                                             PAGE
Touchstone Emerging Growth Fund............................    4
Touchstone International Equity Fund.......................    9
Touchstone Income Opportunity Fund.........................   13
Touchstone Value Plus Fund.................................   17
Touchstone Growth & Income Fund............................   20
Touchstone Balanced Fund...................................   24
Touchstone Bond Fund.......................................   30
Touchstone Standby Income Fund.............................   34
Investment Strategies And Risks............................   38
The Funds' Management......................................   44
Investing With Touchstone..................................   48
Distributions And Taxes....................................   60
Financial Highlights.......................................   61
For More Information.......................................   68

  TOUCHSTONE EMERGING
  GROWTH FUND

                                                                               4

                        [ICON]TOUCHSTONE FAMILY OF FUNDS
TOUCHSTONE EMERGING GROWTH FUND

  The Fund's Investment Goal
 The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

 As with any mutual fund, there is no guarantee that the Fund will achieve its goals.
  Its Principal Investment Strategies

 The Fund invests primarily (at least 65% of total assets) in the common stocks of smaller, rapidly growing (emerging growth) companies. In selecting its investments, the portfolio managers focus on those companies they believe will grow faster than the U.S. economy in general. They also choose companies they believe are priced lower in the market than their true value.

 When the portfolio managers believe the following securities offer a good potential for capital growth or income, up to 35% of the Fund's assets may be invested in:

     O Larger company stocks

     O Preferred stocks

     O Convertible bonds

     O Other debt securities, including:

       collateralized mortgage obligations (CMOs), stripped U.S. government securities (Strips) and mortgage-related securities, all of which will be rated investment grade

 The Fund may also invest in:

     O Securities of foreign companies traded mainly outside the U.S. (up to
       20%)

     O American Depositary Receipts (ADRs) (up to 20%)

     O Emerging market securities (up to 10%)

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

     O If the stock market as a whole goes down

     O Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies

     O If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued

  TOUCHSTONE EMERGING
  GROWTH FUND

5

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

     O If the stocks in the Fund's portfolio are not undervalued as expected
     O If the companies in which the Fund invests do not grow as rapidly as expected
     O If interest rates go up, causing the value of any debt securities held by the Fund to decline

     O Because CMOs, Strips and mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     O Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

Who May Want to Invest

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

The Fund's Performance


The following bar chart indicates the risks of investing in the Emerging Growth Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.


The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

  TOUCHSTONE EMERGING
  GROWTH FUND

                                                                               6

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

    EMERGING GROWTH FUND -- CLASS A PERFORMANCE

                  YEARS                        TOTAL RETURN
1995                                               22.56%
1996                                               10.56%
1997                                               32.20%


     During the period shown in the bar chart, the highest quarterly return was 17.69% (for the quarter ended June 30, 1997) and the lowest quarterly return was -4.07% (for the quarter ended March 31, 1997).



The following table shows how the Fund's average annual returns for the periods shown compare to those of the Russell 2000 Index and to the Wiesenberger Small Cap -- MF. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance. The Wiesenberger Small Cap -- MF is a composite index of the annual returns of mutual funds that have an investment style similar to that of the Emerging Growth Fund. The table shows the effect of the Class A sales charge.


For the periods ended December 31, 1997

                                                  PAST 12      SINCE
                                                  MONTHS    FUND STARTED
                 EMERGING GROWTH FUND -- CLASS A   24.7%        18.5%
------------------------------------------------------------------------
                 EMERGING GROWTH FUND -- CLASS C   30.7%        19.4%
------------------------------------------------------------------------
                              RUSSELL 2000 INDEX   22.4%        19.8%
------------------------------------------------------------------------
                    WIESENBERGER SMALL CAP -- MF   21.6%        22.2%
------------------------------------------------------------------------

  TOUCHSTONE EMERGING
  GROWTH FUND

7

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                SHAREHOLDER FEES (FEES PAID
                                               DIRECTLY FROM YOUR INVESTMENT)
                                              CLASS A SHARES   CLASS C SHARES
      MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
      PURCHASES (AS A PERCENTAGE OF OFFERING
                                      PRICE)       5.75%(1)          None
------------------------------------------------------------------------------
        MAXIMUM DEFERRED SALES CHARGE (LOAD)
        (AS A PERCENTAGE OF AMOUNT REDEEMED)        None            1.00%(2)
------------------------------------------------------------------------------
                                                         ANNUAL FUND OPERATING
                                                   EXPENSES (EXPENSES THAT ARE
                                                    DEDUCTED FROM FUND ASSETS)

                             MANAGEMENT FEES       0.80%            0.80%
------------------------------------------------------------------------------
                   DISTRIBUTION (12B-1) FEES       0.25%            1.00%
------------------------------------------------------------------------------
                              OTHER EXPENSES       3.15%            3.15%
------------------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES       4.20%            4.95%
------------------------------------------------------------------------------
  FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)       2.70%            2.70%
------------------------------------------------------------------------------
                                NET EXPENSES       1.50%            2.25%
------------------------------------------------------------------------------


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

The following example should help you compare the cost of investing in the Emerging Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

  TOUCHSTONE EMERGING
  GROWTH FUND

                                                                               8

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              CLASS A SHARES   CLASS C SHARES
                                      1 YEAR      $  719           $  228
------------------------------------------------------------------------------
                                     3 YEARS      $1,545           $1,246
------------------------------------------------------------------------------
                                     5 YEARS      $2,384           $2,265
------------------------------------------------------------------------------
                                    10 YEARS      $4,542           $4,816
------------------------------------------------------------------------------

O The example for the 3, 5 and 10-year periods is calculated using the Total
  Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

  TOUCHSTONE INTERNATIONAL
  EQUITY FUND

9

                        [ICON]TOUCHSTONE FAMILY OF FUNDS
TOUCHSTONE INTERNATIONAL EQUITY FUND

  The Fund's Investment Goal
 The International Equity Fund seeks to increase the value of Fund shares over the long-term.

 As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

  Its Principal Investment Strategies

 The Fund invests primarily (at least 80% of total assets) in equity securities of foreign companies and will invest in at least three countries outside the United States. A large portion of those non-U.S. equity securities may be issued by companies active in emerging market countries (up to 40% of total assets).

 The Fund may also invest in certain debt securities issued by U.S. and non-U.S. entities (up to 20%), including non-investment grade debt securities rated as low as B.

 The portfolio manager uses a growth oriented style to choose investments for the Fund. This includes the use of both qualitative and quantitative analysis to identify markets and companies that offer solid growth prospects at reasonable prices. The portfolio manager's investment process seeks to add value by making good regional and country allocations as well as by selecting individual stocks within a region.

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

     O If the stock market as a whole goes down

     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     O Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities

     O If the stocks in the Fund's portfolio do not grow over the long term as expected

     O If interest rates go up, causing the value of any debt securities held by the Fund to decline

     O Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

  TOUCHSTONE INTERNATIONAL
  EQUITY FUND

                                                                              10

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

Who May Want to Invest
This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

The Fund's Performance

The bar chart shown below indicates the risks of investing in the International Equity Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                INTERNATIONAL EQUITY FUND --
                        CLASS A PERFORMANCE
BAR CHART

                YEARS                      TOTAL RETURN
1995                                            5.29%
1996                                           11.61%
1997                                           15.57%


     During the period shown in the bar chart, the highest quarterly return was 11.96% (for the quarter ended June 30, 1997) and the lowest quarterly return was -3.95 (for the quarter ended March 31, 1995).

  TOUCHSTONE INTERNATIONAL
  EQUITY FUND

11

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

The table below shows how the Fund's average annual returns for the periods shown compare to those of the MSCI EAFE Index and the Wiesenberger Non-US Equity -- MF index. The MSCI EAFE Index is a Morgan Stanley index that includes stocks traded on 16 exchanges in Europe, Australia and the Far East. The Wiesenberger Non-US Equity -- MF is a composite index of the annual returns of mutual funds that have an investment style similar to that of the International Equity Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997


                                                   PAST 12      SINCE
                                                   MONTHS    FUND STARTED
             INTERNATIONAL EQUITY FUND -- CLASS A    8.9%        4.9%


-------------------------------------------------------------------------
             INTERNATIONAL EQUITY FUND -- CLASS C   14.7%        6.0%


-------------------------------------------------------------------------
                                  MSCI EAFE INDEX    2.1%        5.8%


-------------------------------------------------------------------------
                 WIESENBERGER NON-US EQUITY -- MF   -2.0%        3.2%


-------------------------------------------------------------------------


The Fund's Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:



                                                SHAREHOLDER FEES (FEES PAID
                                               DIRECTLY FROM YOUR INVESTMENT)
                                              CLASS A SHARES   CLASS C SHARES
      MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
      PURCHASES (AS A PERCENTAGE OF OFFERING
                                      PRICE)    5.75%(1)             None
------------------------------------------------------------------------------

        MAXIMUM DEFERRED SALES CHARGE (LOAD)
        (AS A PERCENTAGE OF AMOUNT REDEEMED)        None         1.00%(2)
------------------------------------------------------------------------------
                                                ANNUAL FUND OPERATING EXPENSES
                                                            (EXPENSES THAT ARE
                                                    DEDUCTED FROM FUND ASSETS)

                             MANAGEMENT FEES       0.95%            0.95%
------------------------------------------------------------------------------
                   DISTRIBUTION (12B-1) FEES       0.25%            1.00%
------------------------------------------------------------------------------
                              OTHER EXPENSES       2.63%            2.63%
------------------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES       3.83%            4.58%
------------------------------------------------------------------------------
  FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)       2.23%            2.23%
------------------------------------------------------------------------------
                                NET EXPENSES       1.60%            2.35%
------------------------------------------------------------------------------


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

  TOUCHSTONE INTERNATIONAL
  EQUITY FUND

                                                                              12

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

The following example should help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              CLASS A SHARES   CLASS C SHARES
                                      1 YEAR      $  728           $  238
------------------------------------------------------------------------------
                                     3 YEARS      $1,484           $1,182
------------------------------------------------------------------------------
                                     5 YEARS      $2,257           $2,135
------------------------------------------------------------------------------
                                    10 YEARS      $4,270           $4,550
------------------------------------------------------------------------------

O The example for the 3, 5 and 10-year periods is calculated using the Total
  Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

  TOUCHSTONE INCOME
  OPPORTUNITY FUND

13

                        [ICON]TOUCHSTONE FAMILY OF FUNDS
TOUCHSTONE INCOME OPPORTUNITY FUND

  The Fund's Investment Goal

 The Income Opportunity Fund seeks to achieve a high level of current income as its main goal. The Fund may also seek to increase the value of Fund shares, if consistent with its main goal.

 As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
  Its Principal Investment Strategies


 The Fund invests primarily in debt securities. These debt securities will generally be more risky non-investment grade corporate and government securities (up to 100% of total assets). Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.


 The Fund's investments may include:

     O Securities of foreign companies (up to 100%), but only up to 30% of its assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar

     O Debt securities that are emerging market securities (up to 65%)

     O Mortgage-related securities, loans and loan participations

     O Currency futures and option contracts

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

     O If interest rates go up, causing the value of any debt securities held by the Fund to decline

     O Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal

     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     O Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities

     O Because mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayments

     O Because loans and loan participations may be more difficult to sell than other investments and subject to the risk of borrower default

     O If the stock market as a whole goes down

  TOUCHSTONE INCOME
  OPPORTUNITY FUND

                                                                              14

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

Who May Want to Invest

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

The Fund's Performance


The following bar chart indicates the risks of investing in the Equity Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.


The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

  TOUCHSTONE INCOME
  OPPORTUNITY FUND

15

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

                           INCOME OPPORTUNITY FUND --
BAR CHART                     CLASS A PERFORMANCE

                YEARS                      TOTAL RETURN
1995                                           23.19%
1996                                           26.66%
1997                                            9.49%


     During the period shown in the bar chart, the highest quarterly return was 16.15% (for the quarter ended June 30, 1995) and the lowest quarterly return was -5.44% (for the quarter ended March 31, 1995).


The table below shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Corporate Bond Index, the Wiesenberger Corp - High Yield - MF and the Wiesenberger Global Income -- MF. The Lehman Brothers Corporate Bond Index is based on all publicly issued intermediate fixed-rate, non-convertible investment grade domestic corporate debt. The Wiesenberger Corp - High Yield -- MF index and the Wiesenberger Global Income -- MF index are composite indexes of the annual returns of mutual funds that have an investment style similar to the Income Opportunity Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997

                                                   PAST 12    SINCE FUND
                                                   MONTHS      STARTED
               INCOME OPPORTUNITY FUND -- CLASS A    4.3%       13.5%
-------------------------------------------------------------------------
               INCOME OPPORTUNITY FUND -- CLASS C    8.6%       14.4%
-------------------------------------------------------------------------
             LEHMAN BROTHERS CORPORATE BOND INDEX   10.2%       10.9%
-------------------------------------------------------------------------
            WIESENBERGER CORP -- HIGH YIELD -- MF   12.6%       12.5%
-------------------------------------------------------------------------
                 WIESENBERGER GLOBAL INCOME -- MF    3.3%        8.3%
-------------------------------------------------------------------------

  TOUCHSTONE INCOME
  OPPORTUNITY FUND

                                                                              16

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

The Fund's Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                SHAREHOLDER FEES (FEES PAID
                                              DIRECTLY FROM YOUR INVESTMENT)
                                              CLASS A SHARES   CLASS C SHARES
      MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
      PURCHASES (AS A PERCENTAGE OF OFFERING
                                      PRICE)   4.75%(1)             None


-----------------------------------------------------------------------------
        MAXIMUM DEFERRED SALES CHARGE (LOAD)
        (AS A PERCENTAGE OF AMOUNT REDEEMED)       None         1.00%(2)


-----------------------------------------------------------------------------
                                                        ANNUAL FUND OPERATING
                                                  EXPENSES (EXPENSES THAT ARE
                                                   DEDUCTED FROM FUND ASSETS)
                             MANAGEMENT FEES      0.65%            0.65%


-----------------------------------------------------------------------------
                   DISTRIBUTION (12B-1) FEES      0.25%            1.00%


-----------------------------------------------------------------------------
                              OTHER EXPENSES      2.43%            2.43%


-----------------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES      3.33%            4.08%


-----------------------------------------------------------------------------
  FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)      2.13%            2.13%


-----------------------------------------------------------------------------
                                NET EXPENSES      1.20%            1.95%


-----------------------------------------------------------------------------


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

The following example should help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  CLASS C
                                              CLASS A SHARES       SHARES
                                      1 YEAR      $ 591            $ 198
-----------------------------------------------------------------------------
                                     3 YEARS      $1,261           $1,047
-----------------------------------------------------------------------------
                                     5 YEARS      $1,953           $1,911
-----------------------------------------------------------------------------
                                    10 YEARS      $3,787           $4,142
-----------------------------------------------------------------------------

O The example for the 3, 5 and 10-year periods is calculated using the Total
  Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

  TOUCHSTONE VALUE PLUS FUND

17

                        [ICON]TOUCHSTONE FAMILY OF FUNDS
TOUCHSTONE VALUE PLUS FUND

  The Fund's Investment Goal

 The Value Plus Fund seeks to increase the value of Fund shares over the long-term.

 As with any mutual fund, there is no guarantee that it will achieve its goals.
  Its Principal Investment Strategies

 The Fund invests primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages but are believed to be priced lower than their true value. These companies may not pay dividends. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks.

 Up to 70% of total assets may be invested in large cap companies and up to 30% may be invested in mid cap companies.

 The Fund may invest in:

     O Preferred stocks (up to 35%)

     O Investment grade debt securities

     O Convertible securities

 In addition, the Fund may invest in:

     O Cash equivalent investments (up to 10%)

     O Short-term debt securities

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

     O If the stock market as a whole goes down

     O If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued

     O If the stocks in the Fund's portfolio are not undervalued as expected

     O If interest rates go up, causing the value of any debt securities held by the Fund to decline

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

  TOUCHSTONE VALUE PLUS FUND

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

Who May Want to Invest

This Fund will be most appealing to you if you are a moderate, or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.

Performance Note

Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Value Plus Fund started on May 1, 1998, there is no performance information included in this Prospectus.

The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                SHAREHOLDER FEES (FEES PAID
                                              DIRECTLY FROM YOUR INVESTMENT)
                                              CLASS A SHARES   CLASS C SHARES
      MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
      PURCHASES (AS A PERCENTAGE OF OFFERING
                                      PRICE)   5.75%(1)             None


-----------------------------------------------------------------------------
        MAXIMUM DEFERRED SALES CHARGE (LOAD)
        (AS A PERCENTAGE OF AMOUNT REDEEMED)       None         1.00%(2)


-----------------------------------------------------------------------------
                                                        ANNUAL FUND OPERATING
                                                  EXPENSES (EXPENSES THAT ARE
                                                   DEDUCTED FROM FUND ASSETS)
                             MANAGEMENT FEES      0.75%            0.75%


-----------------------------------------------------------------------------
                   DISTRIBUTION (12B-1) FEES      0.25%            1.00%


-----------------------------------------------------------------------------
                              OTHER EXPENSES      1.14%            1.14%


-----------------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES      2.14%            2.89%


-----------------------------------------------------------------------------
  FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)      0.84%            0.84%


-----------------------------------------------------------------------------
                                NET EXPENSES      1.30%            2.05%


-----------------------------------------------------------------------------


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

  TOUCHSTONE VALUE PLUS FUND

19

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

The following examples should help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  CLASS C
                                              CLASS A SHARES       SHARES
                                      1 YEAR      $ 700            $ 208
-----------------------------------------------------------------------------
                                     3 YEARS      $1,130           $ 816
-----------------------------------------------------------------------------

O The example for the 3-year period is calculated using the Total Fund Operating
  Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

  TOUCHSTONE GROWTH &
  INCOME FUND

                                                                              20

                        [ICON]TOUCHSTONE FAMILY OF FUNDS
TOUCHSTONE GROWTH & INCOME FUND

  The Fund's Investment Goal

 The Growth & Income Fund seeks to increase the value of Fund shares over the long-term, while receiving dividend income.

 As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

  Its Principal Investment Strategies

 The Fund invests primarily (at least 65% of total assets) in dividend-paying common stocks, preferred stocks and convertible securities in a variety of industries. The portfolio manager may choose to purchase securities which do not pay dividends (up to 35%) but which are expected to increase in value or produce high income payments in the future.

 In choosing securities for the Fund, the portfolio manager will follow a value oriented style, generally buying securities with yields that are at least 20% higher than the average yield of companies in the S&P 500. The portfolio manager focuses on investing in companies that have a market capitalization of at least $1 billion, but may invest in companies of any size.

 The Fund may also invest up to 20% of its total assets in debt securities -- and within this 20% limitation, the Fund may invest the full 20% in investment grade debt securities or up to 5% in non-convertible non-investment grade debt securities.

 The Fund may also invest in:

     O Securities of foreign companies including American Depository Receipts
       (ADRs) (up to 20%)


     O Real estate investment trusts (REITs) (up to 10%)


The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

     O If the stock market as a whole goes down

     O If any of the stocks in the Fund's portfolio do not increase in value as expected

     O If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced

     O If interest rates go up, causing the value of any debt securities held by the Fund to decline

     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     O Because investments in REITs are more sensitive to changes in interest rates and other factors that affect real estate values

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

  TOUCHSTONE GROWTH &
  INCOME FUND

21

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

Who May Want to Invest

This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation of your investment capital may be important to you, however, you may be uncomfortable taking extreme risk in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.

The Fund's Performance

The bar chart shown below indicates the risks of investing in the Growth & Income Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

 GROWTH & INCOME FUND -- CLASS A PERFORMANCE

                YEARS                      TOTAL RETURN
1995                                           35.14%
1996                                           16.95%
1997                                           20.70%

     During the period shown in the bar chart, the highest quarterly return was 11.77% (for the quarter ended June 30, 1997) and the lowest quarterly return was -4.35% (for the quarter ended March 31, 1997).

  TOUCHSTONE GROWTH &
  INCOME FUND

                                                                              22

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

The table below shows how the Fund's average annual returns for the periods shown compare to those of the S&P 500 Index and to the Wiesenberger Growth & Income -- MF Index. The S&P 500 Index is a widely recognized unmanaged index of stock performance. The Wiesenberger Growth & Income -- MF Index is a composite index of the annual returns of mutual funds that have an investment style similar to the Growth & Income Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997

                                                   PAST 12      SINCE
                                                   MONTHS    FUND STARTED
                  GROWTH & INCOME FUND -- CLASS A   13.7%       19.9%
-------------------------------------------------------------------------
                  GROWTH & INCOME FUND -- CLASS C   19.2%       21.3%
-------------------------------------------------------------------------
                                    S&P 500 INDEX   33.4%       28.4%
-------------------------------------------------------------------------
               WIESENBERGER GROWTH & INCOME -- MF   26.4%       22.8%
-------------------------------------------------------------------------


The Fund's Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                SHAREHOLDER FEES (FEES PAID
                                              DIRECTLY FROM YOUR INVESTMENT)
                                              CLASS A SHARES   CLASS C SHARES
      MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
      PURCHASES (AS A PERCENTAGE OF OFFERING
                                      PRICE)   5.75%(1)             None


-----------------------------------------------------------------------------
        MAXIMUM DEFERRED SALES CHARGE (LOAD)
        (AS A PERCENTAGE OF AMOUNT REDEEMED)       None         1.00%(2)


-----------------------------------------------------------------------------
                                                        ANNUAL FUND OPERATING
                                                  EXPENSES (EXPENSES THAT ARE
                                                   DEDUCTED FROM FUND ASSETS)
                             MANAGEMENT FEES      0.80%            0.80%


-----------------------------------------------------------------------------
                   DISTRIBUTION (12B-1) FEES      0.25%            1.00%


-----------------------------------------------------------------------------
                              OTHER EXPENSES      1.40%            1.40%


-----------------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES      2.45%            3.20%


-----------------------------------------------------------------------------
  FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)      1.15%            1.15%


-----------------------------------------------------------------------------
                                NET EXPENSES      1.30%            2.05%


-----------------------------------------------------------------------------


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

  TOUCHSTONE GROWTH &
  INCOME FUND

23

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

The following example should help you compare the cost of investing in the Growth & Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            CLASS A SHARES   CLASS C SHARES
                                    1 YEAR      $  700           $  208
---------------------------------------------------------------------------
                                   3 YEARS      $1,191           $  879
---------------------------------------------------------------------------
                                   5 YEARS      $1,708           $1,574
---------------------------------------------------------------------------
                                  10 YEARS      $3,119           $3,424
---------------------------------------------------------------------------

O The example for the 3, 5 and 10-year periods is calculated using the Total
  Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

  TOUCHSTONE BALANCED FUND

TOUCHSTONE BALANCED FUND[ICON]TOUCHSTONE FAMILY OF FUNDS

  The Fund's Investment Goal

 The Balanced Fund seeks to achieve both an increase in the value of Fund shares and current income.

 As with any mutual fund, there is no guarantee that the Fund will achieve its goals.
  Its Principal Investment Strategies

 The Fund invests in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The debt securities will be rated investment grade or at the highest level of non-investment grade.

 The Fund may invest in:

     O Warrants

     O Preferred stocks

     O Convertible securities

 The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in emerging market securities.

 In choosing equity securities for the Fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

     O If the stock market as a whole goes down

     O If the stocks in the Fund's portfolio do not increase in value as expected

     O If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced

     O If interest rates go up, causing the value of any debt securities held by the Fund to decline

     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     O Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities

  TOUCHSTONE BALANCED FUND

25

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.
You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

Who May Want to Invest

This Fund is most appropriate for you if you are a risk neutral or moderately conservative investor. You may typically take a relatively low risk approach to investing and may be comfortable with a low level of volatility in your investments. While safety may be important to you, you may also value appreciation of your investments. If you invest in this Fund, you should be willing to accept some risk. This Fund's approach may be appropriate for you if you are several years from retirement.

The Fund's Performance

The following bar chart indicates the risks of investing in the Balanced Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

  TOUCHSTONE BALANCED FUND

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

                      BALANCED FUND -- CLASS A PERFORMANCE
BAR CHART

                YEARS                      TOTAL RETURN
1995                                           23.24%
1996                                           16.86%
1997                                           19.25%

     During the period shown in the bar chart, the highest quarterly return was 10.71% (for the quarter ended June 30, 1997) and the lowest quarterly return was -0.32% (for the quarter ended March 31, 1997).

  TOUCHSTONE BALANCED FUND

27

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

The table which follows shows how the Fund's average annual returns for the periods shown compare to those of the Standard & Poor's Composite Index of 500 Stocks, the Lehman Brothers Government/Corporate Index and to the Wiesenberger Balanced Domestic -- MF index. The Lehman Brothers Government/Corporate Index is composed of 5,400 publicly issued corporate and U.S. government debt rated Baa or better with at least one year to maturity and at least $25 million par outstanding. The Wiesenberger Balanced Domestic -- MF index is a composite index of the annual returns of mutual funds that have an investment style similar to the Balanced Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997

                                                   PAST 12    SINCE FUND
                                                   MONTHS      STARTED
                         BALANCED FUND -- CLASS A   12.4%       16.1%
-------------------------------------------------------------------------
                         BALANCED FUND -- CLASS C   18.4%       17.4%
-------------------------------------------------------------------------
                                    S&P 500 INDEX   33.4%       28.4%
-------------------------------------------------------------------------
       LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX    9.8%        9.7%
-------------------------------------------------------------------------
             WIESENBERGER BALANCED DOMESTIC -- MF   18.6%       16.8%
-------------------------------------------------------------------------

  TOUCHSTONE BALANCED FUND

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


The Fund's Fees and Expenses



The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund:



                                                SHAREHOLDER FEES (FEES PAID
                                              DIRECTLY FROM YOUR INVESTMENT)
                                              CLASS A SHARES   CLASS C SHARES
      MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
      PURCHASES (AS A PERCENTAGE OF OFFERING
                                      PRICE)   5.75%(1)             None


-----------------------------------------------------------------------------
        MAXIMUM DEFERRED SALES CHARGE (LOAD)
        (AS A PERCENTAGE OF AMOUNT REDEEMED)       None         1.00%(2)


-----------------------------------------------------------------------------
                                                        ANNUAL FUND OPERATING
                                                  EXPENSES (EXPENSES THAT ARE
                                                   DEDUCTED FROM FUND ASSETS)
                             MANAGEMENT FEES      0.80%            0.80%


-----------------------------------------------------------------------------
                   DISTRIBUTION (12B-1) FEES      0.25%            1.00%


-----------------------------------------------------------------------------
                              OTHER EXPENSES      3.62%            3.62%


-----------------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES      4.67%            5.42%


-----------------------------------------------------------------------------
  FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)      3.32%            3.32%


-----------------------------------------------------------------------------
                                NET EXPENSES      1.35%            2.10%


-----------------------------------------------------------------------------


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.


(3) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

  TOUCHSTONE BALANCED FUND

29

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

The following example should help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  CLASS C
                                              CLASS A SHARES       SHARES

                                      1 YEAR      $ 705            $ 213
-----------------------------------------------------------------------------
                                     3 YEARS      $1,620           $1,324
-----------------------------------------------------------------------------
                                     5 YEARS      $2,541           $2,425
-----------------------------------------------------------------------------
                                    10 YEARS      $4,872           $5,139
-----------------------------------------------------------------------------

O The example for the 3, 5 and 10-year periods is calculated using the Total
  Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

  TOUCHSTONE BOND FUND

TOUCHSTONE BOND FUND    [ICON]TOUCHSTONE FAMILY OF FUNDS

  The Fund's Investment Goal
 The Bond Fund seeks to provide a high level of current income.

 As with any mutual fund, there is no guarantee that the Fund will achieve its goals.
  Its Principal Investment Strategies

 The Fund invests primarily in higher quality investment grade debt securities (at least 65% of total assets). The Fund's investment in debt securities may be determined by the direction in which interest rates are expected to move because the value of these securities generally moves in the opposite direction from interest rates. The Fund expects to have an average maturity between five and fifteen years.

 The Fund invests in:

     O Mortgage-related securities

     O Asset-backed securities

     O Preferred stocks

 The Fund also invests in U.S. or foreign debt securities which are rated non-investment grade (up to 35%).

 In addition, the Fund may invest in:

     O Debt securities denominated in foreign currencies (20% or less)

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

     O If interest rates go up, causing the value of any debt securities held by the Fund to decline

     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

     O Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal

     O Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

  TOUCHSTONE BOND FUND

31

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

Who May Want to Invest
This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing. Safety of your investment may be the most important factor to you. You may be willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund's approach may be most appropriate for you if you are nearing retirement.

The Fund's Performance


The following bar chart indicates the risks of investing in the Bond Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund's inception. The chart does not reflect any sales charges. Sales charges will reduce return.


The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

            BOND FUND -- CLASS A PERFORMANCE

                YEARS                      TOTAL RETURN
1995                                           16.95%
1996                                            2.85%
1997                                            7.30%

     During the period shown in the bar chart, the highest quarterly return was 5.21% (for the quarter ended December 31, 1997) and the lowest quarterly return was -2.10% (for the quarter ended March 31, 1997).

  TOUCHSTONE BOND FUND

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

The table below shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Aggregate Index and to the Wiesenberger Corp -- Investment Grade -- MF index. The Lehman Brothers Aggregate Index is comprised of approximately 6000 publicly traded bonds with an average maturity of about 10 years. The Wiesenberger Corp -- Investment Grade -- MF index is a composite index of the annual returns of mutual funds that have an investment style similar to the Bond Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997


                                                   PAST 12    SINCE FUND
                                                   MONTHS      STARTED
                             BOND FUND -- CLASS A    2.2%        6.7%


-------------------------------------------------------------------------
                             BOND FUND -- CLASS C    6.4%        7.5%


-------------------------------------------------------------------------
                  LEHMAN BROTHERS AGGREGATE INDEX    9.7%        9.7%


-------------------------------------------------------------------------


      WIESENBERGER CORP -- INVESTMENT GRADE -- MF    8.9%        9.2%


-------------------------------------------------------------------------



The Fund's Fees and Expenses


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                SHAREHOLDER FEES (FEES PAID
                                              DIRECTLY FROM YOUR INVESTMENT)
                                              CLASS A SHARES   CLASS C SHARES
      MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
      PURCHASES (AS A PERCENTAGE OF OFFERING
                                      PRICE)   4.75%(1)             None


-----------------------------------------------------------------------------
        MAXIMUM DEFERRED SALES CHARGE (LOAD)
        (AS A PERCENTAGE OF AMOUNT REDEEMED)       None         1.00%(2)


-----------------------------------------------------------------------------
                                                        ANNUAL FUND OPERATING
                                                  EXPENSES (EXPENSES THAT ARE
                                                   DEDUCTED FROM FUND ASSETS)
                             MANAGEMENT FEES      0.55%            0.55%


-----------------------------------------------------------------------------
                   DISTRIBUTION (12B-1) FEES      0.25%            1.00%


-----------------------------------------------------------------------------
                              OTHER EXPENSES      1.49%            1.49%


-----------------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES      2.29%            3.04%


-----------------------------------------------------------------------------
  FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)      1.39%            1.39%


-----------------------------------------------------------------------------
                                NET EXPENSES      0.90%            1.65%


-----------------------------------------------------------------------------


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

  TOUCHSTONE BOND FUND

33

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

(3) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.
The following example should help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  CLASS C
                                              CLASS A SHARES       SHARES
                                      1 YEAR      $ 562            $ 168
-----------------------------------------------------------------------------
                                     3 YEARS      $1,029           $ 809
-----------------------------------------------------------------------------
                                     5 YEARS      $1,521           $1,475
-----------------------------------------------------------------------------
                                    10 YEARS      $2,873           $3,258
-----------------------------------------------------------------------------

O The example for the 3, 5 and 10-year periods is calculated using the Total
  Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

  TOUCHSTONE STANDBY
  INCOME FUND

                                                                              34

                        [ICON]TOUCHSTONE FAMILY OF FUNDS
TOUCHSTONE STANDBY INCOME FUND

  The Fund's Investment Goal

 The Standby Income Fund seeks to provide a higher level of current income than a money market fund, while also seeking to prevent large fluctuations in the value of your initial investment. The Fund does not try to keep a constant $1.00 per share net asset value.

 As with any mutual fund, there is no guarantee that the Fund will achieve its goals.
  Its Principal Investment Strategies

 The Fund invests mostly in various types of money market instruments. All investments will be rated at least investment grade. On average, the securities held by the Fund will mature in less than one year.

 The Fund's investments may include:

     O Short-term government securities

     O Mortgage-related securities

     O Asset-backed securities

     O Repurchase agreements

 The Fund may invest up to 50% of total assets in:

     O Securities denominated in U.S. dollars and issued in the U.S. by foreign issuers (known as Yankee bonds)

     O Eurodollar Certificates of Deposit

 In addition, the Fund may invest in:

     O Debt securities denominated in foreign currencies (up to 20%)

     O Corporate bonds, commercial paper, certificates of deposit, and bankers' acceptances

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

     O If interest rates go up, causing the value of any debt securities to decline

     O Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

  TOUCHSTONE STANDBY
  INCOME FUND

35

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

Who May Want to Invest

This Fund is most appropriate for you if you take a relatively low risk approach to investing. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund's approach may be most appropriate for you if you are nearing retirement, or if you have a longer time horizon, but nevertheless, have a lower risk tolerance. This Fund is also appropriate for you if you want the added convenience of writing checks directly from your account.

The Fund's Performance

The bar chart shown below indicates the risks of investing in the Standby Income Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund's inception.

The Fund's past performance does not necessarily indicate how it will perform in the future.


           STANDBY INCOME FUND PERFORMANCE

                YEARS                      TOTAL RETURN
1995                                           5.71%
1996                                           4.80%
1997                                           5.21%


     During the period shown in the bar chart, the highest quarterly return was 1.57% (for the quarter ended December 31, 1995) and the lowest quarterly return was 1.07% (for the quarter ended March 31, 1996).

  TOUCHSTONE STANDBY
  INCOME FUND

                                                                              36

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

The table below shows how the Fund's average annual returns for the periods shown compare to those of the Merrill Lynch 91-Day Treasury Index and to the 30-Day Money Market Yield Index. The Merrill Lynch 91-Day Treasury Index consists of short-term U.S. Treasury securities, maturing in 91 days. The 30-Day Money Market Yield Index is an index of money market funds based on 30-day yields.

For the periods ended December 31, 1997

                                                   PAST 12      SINCE
                                                   MONTHS    FUND STARTED
                              STANDBY INCOME FUND    5.2%        5.2%
-------------------------------------------------------------------------
              MERRILL LYNCH 91-DAY TREASURY INDEX    5.3%        5.5%
-------------------------------------------------------------------------
                  30-DAY MONEY MARKET YIELD INDEX    5.1%        5.1%
-------------------------------------------------------------------------


The Fund's Fees and Expenses


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                 SHAREHOLDER FEES (FEES PAID
                                                     DIRECTLY FROM YOUR
                                                         INVESTMENT)
         MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)             None


----------------------------------------------------------------------------
           MAXIMUM DEFERRED SALES CHARGE (LOAD)
           (AS A PERCENTAGE OF AMOUNT REDEEMED)             None


----------------------------------------------------------------------------
                                                    ANNUAL FUND OPERATING
                                                 EXPENSES (EXPENSES THAT ARE
                                                 DEDUCTED FROM FUND ASSETS)

                                MANAGEMENT FEES             0.25%


----------------------------------------------------------------------------
                      DISTRIBUTION (12B-1) FEES             None


----------------------------------------------------------------------------
                                 OTHER EXPENSES             3.26%


----------------------------------------------------------------------------
           TOTAL ANNUAL FUND OPERATING EXPENSES             3.51%


----------------------------------------------------------------------------
     FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(1)             2.76%


----------------------------------------------------------------------------
                                   NET EXPENSES             0.75%


----------------------------------------------------------------------------


(1) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

The following example should help you compare the cost of investing in the Standby Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual

  TOUCHSTONE STANDBY
  INCOME FUND

37

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR  $   77
----------------------------------------------------------------------------
                                        3 YEARS  $  819
----------------------------------------------------------------------------
                                        5 YEARS  $1,584
----------------------------------------------------------------------------
                                       10 YEARS  $3,599
----------------------------------------------------------------------------

O The example for the 3, 5 and 10-year periods is calculated using the Total
  Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

  INVESTMENT STRATEGIES
  AND RISKS

                                                                              38

                        [ICON]TOUCHSTONE FAMILY OF FUNDS
INVESTMENT STRATEGIES AND RISKS


Can a Fund Depart From its Normal Strategies?



Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.



Do the Funds Engage in Active Trading of Securities?



The International Equity Fund, Income Opportunity Fund and Bond Fund may engage in active trading to achieve their investment goals. This may cause the Fund to realize higher capital gains which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower the Fund's performance.



Can a Fund Change its Investment Goal?



A Fund's investment goal(s) may be changed by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change took effect.



Year 2000 Risk



Touchstone has implemented steps intended to assure that its major computer systems and processes are capable of Year 2000 processing. We are also examining the third parties with whom we work to assess their readiness and are developing contingency plans to assure that any problems in their systems will not materially affect Touchstone's operations.



Companies or governmental entities in which Touchstone Funds invest could also be affected by the Year 2000 issue, but at this time the Funds cannot predict the degree of impact.



Computer systems failure of Touchstone, a Fund Sub-Advisor or that of any Fund service provider could impair Fund services and have a negative impact on a Fund's operations and returns.



The Funds at a Glance



The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

  INVESTMENT STRATEGIES
  AND RISKS

39

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


How Can I Tell, at a Glance, Which Types of Securities a Fund
Might Invest in?


The following table shows the main types of securities in which each Fund generally will invest. Some of the Funds' investments are described in detail below:



                                 EMERGING   INTERNATIONAL    INCOME                  GROWTH                       STANDBY
                                  GROWTH       EQUITY      OPPORTUNITY  VALUE PLUS  & INCOME   BALANCED    BOND   INCOME
                                   FUND         FUND          FUND         FUND       FUND       FUND      FUND    FUND
 FINANCIAL INSTRUMENTS
 ------------------------------
   Invests in U.S. stocks           --           --                        --          --         --
   ----------------------------
   Invests in foreign stocks        --           --                                    --         --
   ----------------------------
   Invests in investment grade
   debt securities                  --           --            --          --          --         --        --      --
   ----------------------------
   Invests in non-investment
   grade debt securities                         --            --                      --         --        --
   ----------------------------
   Invests in foreign debt
   securities                                    --            --                      --         --        --      --
   ----------------------------
   Invests in futures contracts                                --
   ----------------------------
   Invests in forward currency
   contracts                                                   --
   ----------------------------
   Invests in asset-backed
   securities                                                                                               --      --
   ----------------------------
   Invests in mortgage-related
   securities                       --                         --                                           --      --
   ----------------------------
   Invests in real estate
   investment trusts (REITs)                                                           --
   ----------------------------
 INVESTMENT TECHNIQUES
 ------------------------------
   Emphasizes securities of
   small cap companies              --
   ----------------------------
   Emphasizes securities of mid
   cap companies                                                           --
   ----------------------------
   Emphasizes securities of
   large cap companies                                                     --          --         --
   ----------------------------
   Emphasizes undervalued
   stocks                           --                                     --          --
   ----------------------------
   Invests in securities of
   emerging markets countries       --           --            --                      --         --
   ----------------------------
   Emphasizes dividend-paying
   common stocks                                                                       --
   ----------------------------
   Invests in short-term
   debt securities                                                         --                                       --
   ----------------------------



Additional Information About Fund Investments



FOREIGN COMPANIES. A foreign company is organized under the laws of a foreign country and:



     O Has the principal trading market for its stock in a foreign country



     O Derives at least 50% of its revenues or profits from operations in foreign countries or has at least 50% of its assets located in foreign countries

  INVESTMENT STRATEGIES
  AND RISKS

                                                                              40

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


AMERICAN DEPOSITORY RECEIPTS. American Depository Receipts (ADRs) are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of the foreign security and are traded on U.S. exchanges.


INVESTMENT GRADE SECURITIES. Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example credit card receivables, that are combined or pooled for sale to investors.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by:

     O The Government National Mortgage Association (GNMA)

     O The Federal National Mortgage Association (FNMA)

     O The Federal Home Loan Mortgage Corporation (FHLMC)

     O Commercial banks

     O Savings and loan institutions

     O Mortgage bankers

     O Private mortgage insurance companies

REAL ESTATE INVESTMENT TRUSTS. Real estate investment trusts (REITs) pool investors' money to invest primarily in income-producing real estate or real estate-related loans or interests.

"LARGE CAP" AND "MID CAP" COMPANIES. A large cap company has a market capitalization of more than $5 billion. A mid cap company has a market capitalization of between $1 billion and $5 billion.

EMERGING GROWTH COMPANIES.  Emerging Growth Companies are companies that have:

     O A total market capitalization less than that of the average of the companies in the Standard & Poor's 500 Composite Stock Price Index (S&P
       500)

     O Earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates

  INVESTMENT STRATEGIES
  AND RISKS

41

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

EMERGING MARKET SECURITIES. Emerging Market Securities are issued by a company that:


     O Is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States)



     O Has its principal trading market for its stock in an emerging market country



     O Derives at least 50% of its revenues or profits from operations within emerging market countries or has at least 50% of its assets located in emerging market countries



UNDERVALUED STOCKS. A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered are:



     O Price relative to earnings



     O Price relative to cash flow



     O Price relative to financial strength



REPURCHASE AGREEMENTS. Repurchase Agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.



How Can I Tell, at a Glance, a Fund's Key Risks?



The following table shows some of the main risks to which each Fund is subject. Each risk is described in detail below:


                                 EMERGING   INTERNATIONAL    INCOME                  GROWTH                       STANDBY
                                  GROWTH       EQUITY      OPPORTUNITY  VALUE PLUS  & INCOME   BALANCED    BOND   INCOME
                                   FUND         FUND          FUND         FUND       FUND       FUND      FUND    FUND
 MARKET RISK                        --           --                        --          --         --
 ------------------------------
   Emerging Growth Companies        --
   ----------------------------
   Real Estate Investment
    Trusts                                                                             --
   ----------------------------
 INTEREST RATE RISK                 --           --            --          --          --         --        --      --
 ------------------------------
   Mortgage-Related Securities      --                         --                                           --      --
   ----------------------------
 CREDIT RISK                        --           --            --          --          --         --        --      --
 ------------------------------
   Non-Investment Grade
    Securities                                   --            --                      --         --        --
   ----------------------------
 FOREIGN INVESTING RISK             --           --            --                      --         --        --      --
 ------------------------------
   Emerging Market Risk             --           --            --                      --         --
   ----------------------------
   Political Risk                                --            --
   ----------------------------

  INVESTMENT STRATEGIES
  AND RISKS

                                                                              42

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


Risks of Investing in the Funds


MARKET RISK. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.


     O Emerging Growth Companies. Investment in Emerging Growth Companies is subject to enhanced risks because such companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of such companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.



     O Real Estate Investment Trusts (REITs). Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.


INTEREST RATE RISK. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.


     O Mortgage-Related Securities. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

  INVESTMENT STRATEGIES
  AND RISKS

43

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

CREDIT RISK. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.


     O Non-Investment Grade Securities. Non-investment grade securities are sometimes referred to as junk bonds and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in non-investment grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade securities can also be more difficult to sell for good value.


FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     O Emerging Markets Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     O Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

  THE FUNDS' MANAGEMENT

THE FUNDS' MANAGEMENT   [ICON]TOUCHSTONE FAMILY OF FUNDS

Investment Advisor

Touchstone Advisors, Inc., (the Advisor or Touchstone Advisors) located at 311 Pike Street, Cincinnati, Ohio 45202 is the investment advisor of the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the Advisers Act) since 1994. As of June 30, 1998, Touchstone Advisors had $361 million in assets under management.

Touchstone Advisors is responsible for selecting Fund Sub-Advisors who have shown good investment performance in their areas of expertise. The Board of Trustees of the Trust reviews and must approve the Advisor's selections. Touchstone considers various factors in evaluating Fund Sub-Advisors, including:

     O Level of knowledge and skill

     O Performance as compared to its peers or benchmark

     O Consistency of performance over five years or more

     O Level of compliance with investment rules and strategies

     O Employees, facilities and financial strength

     O Quality of service

Touchstone will also continually monitor each Fund Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Fund Sub-Advisors.

Touchstone discusses its expectations for performance with each Fund Sub-Advisor. Touchstone provides written evaluations and recommendations to the Board of Trustees, including whether or not each Fund Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Fund Sub-Advisors, custodian, transfer agent and administrator.

Two or more Fund Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Fund Sub-Advisor, Touchstone allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone may change these allocations from time to time, often based upon the results of the evaluations of the Fund Sub-Advisors.

Each Fund pays Touchstone a fee for its services. Out of this fee Touchstone pays each Fund Sub-Advisor a fee for its services.

  THE FUNDS' MANAGEMENT

45

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


The fee paid to Touchstone by each Fund is shown in the table below:


                                                       FEE TO TOUCHSTONE
                                                       (AS % OF AVERAGE
                                                       DAILY NET ASSETS)
                                 EMERGING GROWTH FUND        0.80%
----------------------------------------------------------------------------
                            INTERNATIONAL EQUITY FUND        0.95%
----------------------------------------------------------------------------
                              INCOME OPPORTUNITY FUND        0.65%
----------------------------------------------------------------------------
                                      VALUE PLUS FUND        0.75%
----------------------------------------------------------------------------
                                 GROWTH & INCOME FUND        0.80%
----------------------------------------------------------------------------
                                        BALANCED FUND        0.80%
----------------------------------------------------------------------------
                                            BOND FUND        0.55%
----------------------------------------------------------------------------
                                  STANDBY INCOME FUND        0.25%
----------------------------------------------------------------------------

Fund Sub-Advisors

The Fund Sub-Advisors make the day-to-day decisions regarding buying and selling specific securities for a Fund. Each Fund Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.

David L. Babson & Company, Inc. (Babson)

One Memorial Drive, Cambridge, MA 02142-1300

     Fund Sub-Advisor to the Emerging Growth Fund

Babson has been registered as an investment advisor under the Advisers Act since 1940. Babson provides investment advisory services to individual and institutional clients. As of June 30, 1998, Babson and affiliates had assets under management of $21.1 billion. Babson has been managing the Emerging Growth Fund since the Fund's inception.

Dennis J. Scannell , Peter C. Schliemann and Lance F. James have primary responsibility for the day-to-day management of the Fund. Mr. Scannell has been with the firm since 1993, Mr. Schliemann has been with Babson since 1979, and Mr. James has been with the firm since 1986.

Westfield Capital Management Company, Inc. (Westfield)

One Financial Center, Boston, MA 02111

     Fund Sub-Advisor to the Emerging Growth Fund

Westfield has been registered as an investment advisor under the Advisers Act since 1989. Westfield provides investment advisory services to individual and institutional clients. As of June 30, 1998, Westfield had assets under management of $1.5 billion. Westfield has been managing the Emerging Growth Fund since the Fund's inception.

Michael J. Chapman has managed the portion of the Emerging Growth Fund's assets allocated to Westfield by the Advisor since October, 1994. Mr. Chapman (CFA) has been with Westfield since 1990.

  THE FUNDS' MANAGEMENT

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


Credit Suisse Asset Management (Credit Suisse)


One Citicorp Center, 153 East 53rd Street, New York, NY 10022
     Fund Sub-Advisor to the International Equity Fund


Credit Suisse has been registered as an investment advisor under the Advisers Act since 1968. Credit Suisse provides investment advisory services to individual and institutional clients. As of June 30, 1998, Credit Suisse had assets under management of $35.6 billion. Credit Suisse has been managing the International Equity Fund since the Fund's inception.



The Fund is managed by the Credit Suisse International Equity Management Team. The team consists of William Sterling, Richard Watt, Steven D. Bleiberg, Susan Boland, Emily Alejos and Robert B. Hrabchak.


Alliance Capital Management L.P. (Alliance)

1345 Avenue of the Americas, New York, NY 10105

     Fund Sub-Advisor to the Income Opportunity Fund

Alliance has been registered as an investment advisor under the Advisers Act since 1971. Alliance provides investment advisory services to individual and institutional clients. As of June 30, 1998, Alliance had assets under management of $263 billion. Alliance has been managing the Income Opportunity Fund since the Fund's inception.

Wayne Lyski and Vicki Fuller have primary responsibility for the day-to-day management of the Fund. Mr. Lyski has been with Alliance since 1983. Ms. Fuller
(CPA) has been with Alliance, and its predecessors, since 1985.

Fort Washington Investment Advisors, Inc. (Fort Washington)

420 East Fourth Street, Cincinnati, OH 45202

     Fund Sub-Advisor to the Value Plus Fund, Bond Fund, and Standby Income Fund

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of June 30, 1998, Fort Washington had assets under management of $9.8 billion. Fort Washington has been managing the Value Plus Fund, the Bond Fund and the Standby Income Fund since each Fund's inception.

VALUE PLUS FUND: John C. Holden has managed the Value Plus Fund since May 1998. Mr. Holden (CFA) joined Fort Washington in May 1997 and is Vice President and Senior Portfolio Manager. Mr. Holden previously served as senior portfolio manager with Mellon Private Asset Management in Pittsburgh, senior portfolio manager and investment analyst for Star Bank's Stellar Performance Group in Cincinnati, and senior employee benefit portfolio manager for First Kentucky Trust Company in Louisville.

BOND FUND: Roger Lanham and Brendan White have managed the Bond Fund since October, 1994. Mr. Lanham is a CFA and has been with Fort Washington since 1980. Mr. White is a CFA and has been with Fort Washington since 1993.

  THE FUNDS' MANAGEMENT

47

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

STANDBY INCOME FUND: Christopher J. Mahony has managed the Standby Income Fund since October 1994. Mr. Mahony joined Fort Washington in 1994 after eight years of investment experience with Neuberger & Berman.

Fort Washington is an affiliate of Touchstone. Therefore, Touchstone may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone's decisions to reduce the possibility of a conflict of interest situation.

Scudder Kemper Investments, Inc. (Scudder Kemper)


345 Park Avenue, New York, NY 10154



     Fund Sub-Advisor to the Growth & Income Fund


Scudder Kemper and its predecessors have provided investment advisory services to mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts since 1943. As of June 30, 1998, Scudder Kemper had assets under management of $235 billion. Scudder Kemper has been managing the Growth & Income Fund since June 1997.

Robert T. Hoffman, Lori Ensinger, Benjamin W. Thorndike and Kathleen T. Millard have primary responsibility for the day-to-day management of the Fund. Mr. Hoffman, Lead Product Manager, joined Scudder in 1990. He has 13 years of experience in the investment industry, including several years of pension fund management experience. Lori Ensinger, Lead Portfolio Manager, focuses on stock selection and investment strategy. She has been a portfolio manager since 1983 and joined Scudder in 1993. Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Mr. Thorndike, who has 18 years of investment experience, joined Scudder in 1983. Kathleen T. Millard, Portfolio Manager, has worked as a portfolio manager since 1986. Ms. Millard, who joined Scudder in 1991, focuses on strategy and stock selection.

OpCap Advisors (OpCap)

Oppenheimer Tower, One World Financial Center, New York, NY 10281

     Fund Sub-Advisor to the Balanced Fund

OpCap is a subsidiary of Oppenheimer Capital. Oppenheimer Capital has been registered as an investment advisor under the Advisers Act since 1968 and its employees perform all investment advisory services provided to the Fund. As of June 30, 1998, Oppenheimer Capital and its subsidiaries had assets under management of $67.3 billion. OpCap has been managing the Balanced Fund since May 1997.


Alan Gutmann has managed the equity portion of the Balanced Fund since 1997. Robert J. Bluestone and Matthew Greenwald have managed the fixed-income portion of the Balanced Fund since 1997. Mr. Gutmann joined Oppenheimer Capital in 1991 and is Vice President. Mr. Bluestone joined Oppenheimer Capital in 1986 and is Managing Director. Mr. Greenwald joined Oppenheimer Capital in 1989 and is Vice President.

  INVESTING WITH TOUCHSTONE

                        [ICON]TOUCHSTONE FAMILY OF FUNDS
                   INVESTING WITH TOUCHSTONE

                   Opening An Account


                   CHOOSING THE APPROPRIATE FUNDS TO MATCH YOUR
                   GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.



                   You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required for each Class of shares as well as to learn about the various ways you can purchase your shares:


                                                                CLASS A                   CLASS C
                                                         INITIAL     ADDITIONAL    INITIAL     ADDITIONAL
                                                        INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                       REGULAR ACCOUNT     $500         $50         $1,000        $50
---------------------------------------------------------------------------------------------------------
  RETIREMENT PLAN ACCOUNT OR CUSTODIAL ACCOUNT UNDER A
       UNIFORM GIFTS/TRANSFERS TO MINORS ACT ("UGTMA")     $250         $50         $  250        $50
---------------------------------------------------------------------------------------------------------
     INVESTMENTS THROUGH THE AUTOMATIC INVESTMENT PLAN
                    OR THROUGH THE DIRECT DEPOSIT PLAN     $ 50         $50         $   50        $50
---------------------------------------------------------------------------------------------------------


                        O Investor Alert: Touchstone could change these initial
                          and additional investment minimums at any time.



                   Investing in the Funds



                   You can contact your financial advisor to purchase shares of the Funds.



                   You may also purchase shares of any Fund directly from Touchstone. In any event, you must complete a New Account Application Form. You may obtain account applications from Touchstone or your financial advisor.



                        O Investor Alert: Touchstone may choose to refuse any
                          purchase order.



                   Pricing of Fund Shares



                   Each Fund's share price, also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange (NYSE) is open. The fund calculates the NAV per share, generally using market prices, by dividing the total value of each class' net assets by the number of the class shares outstanding. Shares are purchased at the next offering price determined after your purchase or sale order is received in proper form by Touchstone. The offering price is the NAV plus a sales charge, if applicable.

  INVESTING WITH TOUCHSTONE

49

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

The Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

     O All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.

     O Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

     O Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

     O Because portfolio securities that are primarily listed on a non-U.S.
       exchange may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

Choosing a Class of Shares

Each of the Funds (other than the Standby Income Fund) offers Class A shares and Class C shares. Each class of shares charges different sales charges and distribution or service fees. The amount of sales charges and other fees you pay will depend on which class of shares you decide to purchase.

Each Fund also offers Class Y shares. Class Y shares are only available for purchase by pension plans.

The Standby Income Fund does not have share classes and it does not charge sales charges, distribution fees or service fees. The Standby Income Fund may be purchased by all investors.

Class A Shares

The offering price of each Class A share of a Fund is equal to its NAV plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following tables show the amounts of the front-end sales charge you will pay on purchases of Class A shares of each Fund as a percentage of (1) offering price and (2) the net amount invested after the charge has been

  INVESTING WITH TOUCHSTONE

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.
For Emerging Growth Fund, International Equity Fund, Value Plus Fund, Growth & Income Fund and Balanced Fund

                                   SALES CHARGE AS % OF     SALES CHARGE AS % OF
   AMOUNT OF YOUR INVESTMENT          OFFERING PRICE        NET AMOUNT INVESTED
                   UNDER $50,000           5.75%                    6.10%
----------------------------------------------------------------------------------
  $50,000 BUT LESS THAN $100,000           4.50%                    4.71%
----------------------------------------------------------------------------------
 $100,000 BUT LESS THAN $250,000           3.50%                    3.63%
----------------------------------------------------------------------------------
 $250,000 BUT LESS THAN $500,000           2.50%                    2.56%
----------------------------------------------------------------------------------
       $500,000 BUT LESS THAN $1
                         MILLION           2.00%                    2.04%
----------------------------------------------------------------------------------
              $1 MILLION OR MORE           0.00%                    0.00%
----------------------------------------------------------------------------------

For Income Opportunity Fund and Bond Fund

                                   SALES CHARGE AS % OF     SALES CHARGE AS % OF
   AMOUNT OF YOUR INVESTMENT          OFFERING PRICE        NET AMOUNT INVESTED
                   UNDER $25,000           4.75%                    4.99%
----------------------------------------------------------------------------------
   $25,000 BUT LESS THAN $50,000           4.50%                    4.71%
----------------------------------------------------------------------------------
  $50,000 BUT LESS THAN $100,000           4.00%                    4.17%
----------------------------------------------------------------------------------
 $100,000 BUT LESS THAN $250,000           3.50%                    3.63%
----------------------------------------------------------------------------------
 $250,000 BUT LESS THAN $500,000           2.50%                    2.56%
----------------------------------------------------------------------------------
       $500,000 BUT LESS THAN $1
                         MILLION           2.00%                    2.04%
----------------------------------------------------------------------------------
              $1 MILLION OR MORE           0.00%                    0.00%
----------------------------------------------------------------------------------

There is no front-end sales charge if you invest $1 million or more in the Funds. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the Statement of Additional Information (SAI). In addition, there is no front-end sales charge on purchases by certain persons related to the Fund or its service providers and certain other persons listed in the Statement of Additional Information.

If you redeem shares that you purchased as part of the $1 million purchase within one year, you will pay a contingent deferred sales charge (a sales charge you pay when you redeem your shares) of 1% on the shares redeemed.

Each Fund (other than the Standby Income Fund) has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the 1940 Act) for its Class A shares. This plan allows each

  INVESTING WITH TOUCHSTONE

51

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

Fund to pay distribution and other fees for the sale and distribution of its Class A shares and for services provided to holders of Class A shares.
Under the plan, each Fund pays an annual fee of up to 0.25% of the average daily net assets of the Fund that are attributable to Class A shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment.

Class C Shares

The offering price of each Class C share is equal to its NAV. No front-end sales charge is applied at the time of purchase. All of your investment money goes to work for you immediately. However, a contingent deferred sales charge of 1% of the offering price will be charged on shares redeemed within one year after you purchased them.

No contingent deferred sales charge is applied if:

     O The shares which you redeem were acquired through the reinvestment of dividends or capital gains distributions

     O The amount redeemed resulted from increases in the value of the account above the amount of the total purchase payments

When we determine whether a contingent deferred sales charge is payable on a redemption, we assume that:

     O The redemption is made first from amounts free of any contingent deferred sales charge; then

     O From the earliest purchase payments(s) that remain invested in the Funds

When we determine if amounts are available for redemption free of any contingent deferred sales charge, we:

     O Add together all of your original purchase payments

     O Subtract any amounts previously withdrawn; then

     O Check if there is any remaining amount free of any contingent deferred sales charge that can be applied to the total of the current value of the shares you have asked to redeem

There is no contingent deferred sales charge on purchases by certain persons related to the Fund or its service providers and certain other parties.

Each Fund (other than the Standby Income Fund) has adopted a distribution and service plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares.

Under the plan, each Fund pays an annual fee of up to 1.00% of the average daily net assets of the Fund that are attributable to Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

  INVESTING WITH TOUCHSTONE

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

                   Purchasing Your Shares

                   You can invest in the Fund shares in the following ways:


                                                     OPENING AN ACCOUNT
                                - Please make your check (in U.S. dollars) payable to the
                                Touchstone Family of Funds.
                                - Send your check with the completed account application to the address shown on the application or to your financial
                                  advisor. Your application will be processed subject to
                    BY CHECK      your check clearing.


----------------------------
                                - First, telephone Touchstone at 800.669.2796 (PRESS 1)
                                between the hours of 8:00 a.m. and 4:00 p.m. Eastern time on a day when the NYSE is open for regular trading. When you
                                  call, you will receive an account number.
                                - Instruct your bank to transfer funds by wire to Touchstone at the following address: Touchstone Family of Funds, c/o
                                  State Street Bank and Trust Company, P.O. Box 8518,
                                  Boston, Massachusetts 02266-8518, ABA Number 011000028,
                                  DDA Number 9905-036-1, Attention: Mutual Funds Division.
                                - Specify in the wire: (1) the name of the Fund, (2) the
                                account number which Touchstone assigned to you, and (3)
                                  your name. If Touchstone receives the federal funds before the close of regular trading of the NYSE on a day the NYSE is open for regular trading, you may purchase Fund shares
                     BY WIRE      as of that day.


----------------------------
                                - First, you should follow the procedures under "By Check"
                                or "By Wire" in order to get an account number for Fund(s)
                                  which you do not currently own shares of, but which you
                                  desire to exchange shares into.
                                - You may exchange your Fund shares for shares of the same
                                Class of another Fund (or of the Standby Income Fund)
                                  described in this Prospectus at their respective NAVs.
                                - You do not have to pay any exchange fee for these
                                exchanges.
                                - You should review the disclosure provided in this
                                Prospectus relating to the exchanged-for shares carefully
                 BY EXCHANGE      before making an exchange of your Fund shares.


----------------------------
                                You can begin the process of purchasing shares by wire or
                                arrange for an exchange of shares by calling Touchstone
                                In-Touch, Touchstone's automated response system, at
                                1.800.669.2796 and speaking to a customer service
                                representative (PRESS 1,1,3).
                                Touchstone In-Touch can also provide you with other
                BY TELEPHONE    information about the Funds such as daily share prices.


----------------------------


                                - You may invest in each Fund through various Retirement
                                Plans. The Funds' shares are designed for use with certain types of tax qualified retirement plans including defined
                                  benefit and defined contribution plans.
                                - For further information about any of the plans,
                                agreements, applications and annual fees, contact Touchstone
    THROUGH RETIREMENT PLANS      or your financial advisor.


----------------------------

  INVESTING WITH TOUCHSTONE

53

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


                                                   ADDING TO YOUR ACCOUNT
                                - Complete the investment form provided at the bottom of a recent account statement.
                                - Make your check payable to the Touchstone Family of Funds.
                                - Write your account number and asset allocation model
                                number, if applicable, on the check.
                                - Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail your check directly to your financial advisor at the
                                  address printed on your account statement. Your financial
                                  advisor is responsible for forwarding payment promptly to
                    BY CHECK      Touchstone.


----------------------------
                                - Refer to wire instructions for opening an account.
                                - Specify in the wire: (1) the name of the Fund, (2) the
                                account number which Touchstone assigned to you, and (3)
                                  your name. If Touchstone receives the federal funds before the close of regular trading of the New York Stock
                                  Exchange (NYSE) on a day the NYSE is open for regular
                     BY WIRE      trading, you may purchase Fund shares as of that day.


----------------------------
                                - You may exchange your Fund shares for shares of the same
                                Class of another Fund (or of the Standby Income Fund)
                                  described in this Prospectus at their respective NAVs.
                                - You do not have to pay any exchange fee for these
                                exchanges.
                                - You should review the disclosure provided in this
                                Prospectus relating to the exchanged-for shares carefully
                 BY EXCHANGE      before making an exchange of your Fund shares.


----------------------------
                                You can arrange for an exchange of shares by calling
                                Touchstone In-Touch, Touchstone's automated response system, at 1.800.669.2796 and speaking to a customer service
                                representative (PRESS 1,1,3).
                                Touchstone In-Touch can also provide you with other
                BY TELEPHONE    information about the Funds such as daily share prices.


----------------------------


                                - You may add to your account in each Fund through various
                                Retirement Plans. For further information contact Touchstone
    THROUGH RETIREMENT PLANS      or your financial advisor.


----------------------------



More Information About Wire Transfers.



You may invest in the Funds directly by wire transfers.
Contact your bank and request it to wire federal funds to Touchstone. Banks may charge a fee for handling wire transfers. You should contact Touchstone or your financial advisor for further instructions.

  INVESTING WITH TOUCHSTONE

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

???SPECIAL TAX CONSIDERATION

---------------------------
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

???SPECIAL TAX CONSIDERATION

---------------------------
To determine which type of Retirement Plan is appropriate for you, please contact your tax advisor.


More Information About Exchanges.


For exchanges from the Standby Income Fund, which has no sales charge associated with it, the applicable sales charges on the Fund being purchased will apply. The exception would be if those Standby Income Fund shares were acquired by an exchange from a Fund which does have a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains distributions.


More Information About Retirement Plans.


Retirement Plans may include the following:

Individual Retirement Plans

     O Traditional Individual Retirement Accounts (IRAs)

     O Savings Incentive Match Plan for Employees (SIMPLE) IRAs

     O Roth Individual Retirement Accounts (Roth IRAs)

     O Education Individual Retirement Accounts (Education IRAs)

     O Simplified Employee Pension Plan (SEP IRAs)

     O 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to the Distributor

Employer Sponsored Retirement Plans

     O Defined benefit plans

     O Defined contribution plans (including 401K plans, profit sharing plans and money purchase plans)
     O 457 Plans
Automatic Investment Options
The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services.
AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly or quarterly investments of $50 or more in each Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate forms to do this. See the account application for further details about this service or call Touchstone at 800.669.2796 (press 1).
REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your account application. You may also choose to have your dividends or capital gains paid to you in cash.

  INVESTING WITH TOUCHSTONE

55

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension payouts or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50.



DOLLAR COST AVERAGING. Touchstone's Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.



PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "Processing Organization", (e.g. a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain Processing Organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a Processing Organization, you should read any materials provided by the Processing Organization in conjunction with this Prospectus.


When shares are purchased this way, there may be various differences. The Processing Organization may:


     O Charge a fee for its services



     O Act as the shareholder of record of the shares



     O Set different minimum initial and additional investment requirements



     O Impose other charges and restrictions



     O Designate intermediaries to accept purchase and sales orders on the Funds' behalf


  Touchstone considers a purchase or sales order as received when an authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

  Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and Touchstone. Certain Processing Organizations may receive compensation from the Funds, Touchstone, the Advisor or their affiliates.

  INVESTING WITH TOUCHSTONE

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

Selling Your Shares

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.



                   - You can sell or exchange your shares over the
                     telephone, unless you have specifically
                     declined this option. If you do not wish to
                     have this ability, you must mark the
                     appropriate section of the New Account
                     Application Form.
                   - To sell your Fund shares by telephone call
                   Touchstone at 800.669.2796 (PRESS 1) or, from
                     outside the United States, 617.483.5000 ext.
                     6518. You can also send us a fax at
                     617.483.2354 between the hours of 8:00 a.m. and
                     4:00 p.m. Eastern time on a day when the NYSE
     BY TELEPHONE    is open for regular trading.
------------------------------------------------------------------------
                   - Write to Touchstone.
                   - Specify the name of the Fund.
                   - Indicate the number of shares or dollar amount
                   to be sold.
          BY MAIL  - Include your name and account number.
------------------------------------------------------------------------
                   - Complete the appropriate information on the New
                     Account Application Form or fill out a
                     Touchstone Wire Transfer Form.
                   - If your proceeds are $1,000 or more, you may
                   request that the Transfer Agent wire them to your
                     bank account.
                   - You may also request wire transfer of your
                   proceeds in writing. Written requests should
                     include the name, location and ABA or bank
                     routing number (if known) of your designated
          BY WIRE    bank and your account number.
------------------------------------------------------------------------
                   - If a corporation, partnership, trust or
                   fiduciary requests the sale of shares, Touchstone
                     will require proof of their authority before
 BY A THIRD PARTY    shares are sold.
------------------------------------------------------------------------


                   - You may also sell shares by contacting your
                   financial advisor, who may charge you a fee for
                     this service. Shares held in street name must
     THROUGH YOUR    be sold through your financial advisor or, if
FINANCIAL ADVISOR    applicable, the Processing Organization.


-----------------

  INVESTING WITH TOUCHSTONE

57
                        [ICON]TOUCHSTONE FAMILY OF FUNDS

???SPECIAL TAX CONSIDERATION

---------------------------
Selling your shares may cause you to incur a taxable gain or loss.


     O INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.



SIGNATURE GUARANTEES. Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:


     O Proceeds from the sale of shares that exceeds $50,000

     O Proceeds to be paid to a person other than the record owner

     O Proceeds to be sent to an address other than the address on the Transfer
       Agent's records

     O Proceeds to be paid to a corporation, partnership, trust or fiduciary


TELEPHONE SALES. If we receive your share sale request before 4:00 p.m. Eastern Time on a day when the NYSE is open for regular trading, the sale of your shares will be processed that day. Otherwise it will occur on the next business day.


Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for sale of your shares to Touchstone.

In order to protect your investment assets, Touchstone intends to only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and the Trust will not be liable for those cases. The Trust has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

     O Requiring personal identification

     O Making checks payable only to the owner(s) of the account shown on the Trust's records

     O Mailing checks only to the account address shown on the Trust's records

     O Directing wires only to the bank account shown on the Trust's records

     O Providing written confirmation for transactions requested by telephone

     O Tape recording instructions received by telephone


SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive or send to a third party monthly, quarterly or annual withdrawals of $50 or more if your account value is at least $5,000. There is no special fee for this service and no minimum value is required for retirement plans.

  INVESTING WITH TOUCHSTONE

                                                                              58
                        [ICON]TOUCHSTONE FAMILY OF FUNDS

???SPECIAL TAX CONSIDERATION

---------------------------
If you exercise the Reinstatement Privilege, you should contact your tax advisor.

???SPECIAL TAX CONSIDERATION

---------------------------
Involuntary sales may result in the sale of your Fund shares at a loss or may result in taxable investment gains.


REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of Fund shares or a dividend or capital gain distribution on Fund shares without a sales charge in any of the Funds. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.



Low Account Balances


Touchstone may sell your Fund shares if your account balance falls below $500 as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gift to Minors Act (UGTMA). Touchstone will let you know that your shares are about to be sold and you will have 30 days to increase your account balance to more than $500.


Receiving Sale Proceeds


Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within seven days.


Proceeds Sent to Financial Advisors


Proceeds which are sent to your financial advisor will not usually be re-invested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.


Fund Shares Purchased by Check


If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.
It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:
     O When the NYSE is closed for other than customary weekends and holidays
     O When trading on the NYSE is restricted
     O When an emergency situation causes a Fund Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of its net assets

     O During any other time when the SEC, by order, permits.

  INVESTING WITH TOUCHSTONE

59

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


Check Writing -- Standby Income Fund Only


You may establish check writing privileges from your investment in the Standby Income Fund. To do so, complete the New Account Application Form and pay the $5 fee per checkbook. You will then receive checks that you may use to draw against your account. You will be charged $1 for each check presented for payment.

Checks may be payable to anyone you designate in the amount of $500 or more. Checks must be signed as indicated on your Checking Account Signature Card contained in the account application. You cannot write a check for an amount larger than the value of your account (at the time the check is written). Otherwise your check will be returned. You will continue to earn monthly dividends on the funds until the check is presented for payment.

Checks cannot be presented in person to Touchstone. When a check is presented for payment, Touchstone will sell a sufficient number of shares in your account to cover the amount of the check. The check writing option can provide you with easy access to your money, but it is not meant to be used as a regular checking account.


  O SPECIAL TAX CONSIDERATION: Since the share price of the Standby Income Fund may fluctuate daily, use of the check writing privilege can result in the sale of your shares at a profit or a loss from the time of your purchase. These sales of your Fund share may be considered a taxable event.


  O INVESTOR ALERT: You should use the telephone or mail redemption procedures, rather than a check, to close your account.

  O INVESTOR ALERT: The check writing privilege may be modified or terminated at any time by the Trust or Transfer Agent upon notice to shareholders.

  DISTRIBUTIONS AND TAXES

DISTRIBUTIONS AND TAXES [ICON]TOUCHSTONE FAMILY OF FUNDS

???SPECIAL TAX CONSIDERATION

---------------------------
You should consult with your tax advisor to address your own tax situation.

Each Touchstone Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for each Fund:

                                         DIVIDENDS DECLARED   DIVIDENDS PAID
                                         ------------------   --------------
                    STANDBY INCOME FUND      Daily              Monthly
----------------------------------------------------------------------------
                  GROWTH & INCOME FUND,
                INCOME OPPORTUNITY FUND
                          AND BOND FUND     Monthly             Monthly
----------------------------------------------------------------------------
                        VALUE PLUS FUND
                      AND BALANCED FUND    Quarterly           Quarterly
----------------------------------------------------------------------------
                   EMERGING GROWTH FUND
          AND INTERNATIONAL EQUITY FUND    Annually            Annually
----------------------------------------------------------------------------

Distributions of any capital gains earned by a Fund will be made at least annually.

Tax Information


DISTRIBUTIONS. Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of a Fund or choose to receive cash.



ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.



LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.



STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Funds and certain distributions paid by the Funds during the prior taxable year.

  FINANCIAL HIGHLIGHTS

61

FINANCIAL HIGHLIGHTS    [ICON]TOUCHSTONE FAMILY OF FUNDS

These financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.

 The Emerging Growth Fund -- Class A


                                                                                             FOR THE SIX
                                                                                            MONTHS ENDED
                                                                                            JUNE 30, 1998
               PERIOD ENDED                  12/31/94(A)   12/31/95   12/31/96   12/31/97    (UNAUDITED)
 Per Share Operating Performance
-------------------------------------------
 Net Asset Value, Beginning of Period          $10.00       $10.11     $11.52     $11.55       $13.85
-------------------------------------------
 Income From Investment Operations
-------------------------------------------
 Net Investment Income                           0.16        (0.01)      0.01      (0.03)       (0.02)
-------------------------------------------
 Net Gains or Losses on Securities (both
  realized and unrealized)                       0.11         2.29       1.20       3.71         0.73
-------------------------------------------
 Total from Investment Operations                0.27         2.28       1.21       3.68         0.71
-------------------------------------------
 Less Distributions
-------------------------------------------
 Dividends (from net investment income)         (0.15)       (0.03)     (0.01)        --           --
-------------------------------------------
 Distributions (from capital gains)             (0.01)       (0.84)     (1.17)     (1.38)          --
-------------------------------------------
 Total Distributions                            (0.16)       (0.87)     (1.18)     (1.38)          --
-------------------------------------------
 Net Asset Value, End of Period                $10.11       $11.52     $11.55     $13.85       $14.56
-------------------------------------------
 Total Return (b)                                2.72%       22.56%     10.56%     32.20%        5.13%
-------------------------------------------
 Ratios/Supplemental Data
 Net Assets, End of Period (000s)              $1,038       $2,520     $2,873     $4,949       $8,842
-------------------------------------------
 Ratio of Expenses to Average Net Assets
  (c)                                            1.75%(e)     1.50%      1.50%      1.50%        1.50%(e)
-------------------------------------------
 Ratio of Net Income to Average Net Assets
  (c)                                            6.10%(e)    (0.05%)    (0.12%)    (0.30%)      (0.36%)(e)
-------------------------------------------
 Portfolio Turnover Rate                          150%         109%       117%       101%          33%
-------------------------------------------

  FINANCIAL HIGHLIGHTS

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


 The International Equity Fund -- Class A



                                                                                             FOR THE SIX
                                                                                            MONTHS ENDED
                                                                                            JUNE 30, 1998
               PERIOD ENDED                  12/31/94(A)   12/31/95   12/31/96   12/31/97    (UNAUDITED)
 Per Share Operating Performance
-------------------------------------------
 Net Asset Value, Beginning of Period          $10.00       $ 9.12     $ 9.58     $10.63       $11.41
-------------------------------------------
 Income From Investment Operations
-------------------------------------------
 Net Investment Income                             --         0.21       0.05       0.02         0.05
-------------------------------------------
 Net Gains or Losses on Securities (both
  realized and unrealized)                      (0.88)        0.47       1.06       1.64         2.59
-------------------------------------------
 Total from Investment Operations               (0.88)        0.68       1.11       1.66         2.64
-------------------------------------------
 Less Distributions
-------------------------------------------
 Dividends (from net investment income)            --        (0.22)     (0.06)     (0.02)          --
-------------------------------------------
 Distributions (from capital gains)                --           --         --      (0.86)          --
-------------------------------------------
 Total Distributions                               --        (0.22)     (0.06)     (0.88)          --
-------------------------------------------
 Net Asset Value, End of Period                $ 9.12       $ 9.58     $10.63     $11.41       $14.05
-------------------------------------------
 Total Return (b)                               (8.80%)       5.29%     11.61%     15.57%       23.14%
-------------------------------------------
 Ratios/Supplemental Data
-------------------------------------------
 Net Assets, End of Period                     $2,282       $2,617     $3,449     $4,761       $6,663
-------------------------------------------
 Ratio of Expenses to Average Net Assets
  (c)                                            1.85%(e)     1.60%      1.60%      1.60%        1.60%(e)
-------------------------------------------
 Ratio of Net Income to Average Net Assets
  (c)                                           (0.36%)(e)    0.11%      0.42%      0.17%        0.74%(e)
-------------------------------------------
 Portfolio Turnover Rate                            7%          90%        86%       151%          55%
-------------------------------------------



 The Income Opportunity Fund -- Class A



                                                                                             FOR THE SIX
                                                                                            MONTHS ENDED
                                                                                            JUNE 30, 1998
               PERIOD ENDED                  12/31/94(A)   12/31/95   12/31/96   12/31/97    (UNAUDITED)
 Per Share Operating Performance
-------------------------------------------
 Net Asset Value, Beginning of Period          $10.00       $ 9.08     $ 9.83     $10.90       $ 9.89
-------------------------------------------
 Income From Investment Operations
-------------------------------------------
 Net Investment Income                           0.22         1.19       1.12       1.24         0.51
-------------------------------------------
 Net Gains or Losses on Securities (both
  realized and unrealized)                      (0.94)        0.77       1.38      (0.23)       (0.47)
-------------------------------------------
 Total from Investment Operations               (0.72)        1.96       2.50       1.01         0.04
-------------------------------------------
 Less Distributions
-------------------------------------------
 Dividends (from net investment income)         (0.20)       (1.21)     (1.12)     (1.22)       (0.47)
-------------------------------------------
 Distributions (from capital gains)                --           --      (0.31)     (0.80)          --
-------------------------------------------
 Total Distributions                            (0.20)       (1.21)     (1.43)     (2.02)       (0.47)
-------------------------------------------
 Net Asset Value, End of Period                $ 9.08       $ 9.83     $10.90     $ 9.89       $ 9.46
-------------------------------------------
 Total Return (b)                               (7.20%)      23.19%     26.66%      9.49%        0.33%
-------------------------------------------
 Ratios/Supplemental Data
-------------------------------------------
 Net Assets, End of Period (000s)              $  926       $1,369     $4,579     $7,009       $7,475
-------------------------------------------
 Ratio of Expenses to Average Net Assets
  (c)                                            1.45%(e)     1.20%      1.20%      1.20%        1.20%(e)
-------------------------------------------
 Ratio of Net Income to Average Net Assets
  (c)                                            8.60%(e)    12.42%     11.29%     11.19%       10.60%(e)
-------------------------------------------
 Portfolio Turnover Rate                          144%         120%       222%       270%         184%
-------------------------------------------

  FINANCIAL HIGHLIGHTS

63

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

 The Value Plus Fund -- Class A


                                                               FOR THE PERIOD
                                                                   ENDED
                                                                  JUNE 30,
                                                                  1998(f)
                        PERIOD ENDED                            (UNAUDITED)
 Per Share Operating Performance
------------------------------------------------------------
 Net Asset Value, Beginning of Period                             $ 10.00
------------------------------------------------------------
 Income From Investment Operations
------------------------------------------------------------
 Net Investment Income                                                 --
------------------------------------------------------------
 Net Gains or Losses on Securities (both realized and
  unrealized)                                                       (0.13)
------------------------------------------------------------
 Total from Investment Operations                                   (0.13)
------------------------------------------------------------
 Less Distributions
------------------------------------------------------------
 Dividends (from net investment income)                                --
------------------------------------------------------------
 Distributions (from capital gains)                                    --
------------------------------------------------------------
 Total Distributions                                                   --
------------------------------------------------------------
 Net Asset Value, End of Period                                   $  9.87
------------------------------------------------------------
 Total Return (b)                                                   (1.30)%
------------------------------------------------------------
 Ratios/Supplemental Data
------------------------------------------------------------
 Net Assets, End of Period                                        $24,932
------------------------------------------------------------
 Ratio of Expenses to Average Net Assets (c)                         1.30%(e)
------------------------------------------------------------
 Ratio of Net Income to Average Net Assets (c)                       0.48%(e)
------------------------------------------------------------
 Portfolio Turnover Rate                                                7%
------------------------------------------------------------



 The Growth & Income Fund -- Class A



                                                                                                 FOR THE SIX
                                                                                                MONTHS ENDED
                                                                                                JUNE 30, 1998
                PERIOD ENDED                  12/31/94(A)   12/31/95(D)   12/31/96   12/31/97    (UNAUDITED)
 Per Share Operating Performance
--------------------------------------------
 Net Asset Value, Beginning of Period           $10.00        $10.02       $13.14     $14.03       $15.06
--------------------------------------------
 Income From Investment Operations
--------------------------------------------
 Net Investment Income                            0.86          0.05         0.12       0.09         0.09
--------------------------------------------
 Net Gains or Losses on Securities (both
  realized and unrealized)                       (0.84)         3.46         2.12       2.78         1.39
--------------------------------------------
 Total from Investment Operations                 0.02          3.51         2.24       2.87         1.48
--------------------------------------------
 Less Distributions
--------------------------------------------
 Dividends (from net investment income)             --         (0.16)       (0.12)     (0.11)       (0.10)
--------------------------------------------
 Distributions (from capital gains)                 --         (0.23)       (1.23)     (1.73)          --
--------------------------------------------
 Total Distributions                                --         (0.39)       (1.35)     (1.84)       (0.10)
--------------------------------------------
 Net Asset Value, End of Period                 $10.02        $13.14       $14.03     $15.06       $16.44
--------------------------------------------
 Total Return (b)                                 0.20%        35.14%       16.95%     20.70%        9.79%
--------------------------------------------
 Ratios/Supplemental Data
--------------------------------------------
 Net Assets, End of Period (000s)               $   20        $1,500       $3,659     $5,980       $15,664
--------------------------------------------
 Ratio of Expenses to Average Net Assets (c)      1.55%(e)      1.30%        1.30%      1.30%        1.30%(e)
--------------------------------------------
 Ratio of Net Income to Average Net Assets
  (c)                                             0.56%(e)      0.56%        0.55%      0.67%        1.48%(e)
--------------------------------------------
 Portfolio Turnover Rate                            10%          102%          92%       170%          31%
--------------------------------------------

  FINANCIAL HIGHLIGHTS

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


 The Balanced Fund -- Class A



                                                                                             FOR THE SIX
                                                                                            MONTHS ENDED
                                                                                            JUNE 30, 1998
               PERIOD ENDED                  12/31/94(A)   12/31/95   12/31/96   12/31/97    (UNAUDITED)
 Per Share Operating Performance
-------------------------------------------
 Net Asset Value, Beginning of Period          $10.00       $ 9.97     $11.34     $12.48       $12.42
-------------------------------------------
 Income From Investment Operations
-------------------------------------------
 Net Investment Income                           0.08         0.31       0.30       0.27         0.13
-------------------------------------------
 Net Gains or Losses on Securities (both
  realized and unrealized)                      (0.05)        1.99       1.59       2.09         0.79
-------------------------------------------
 Total from Investment Operations                0.03         2.30       1.89       2.36         0.92
-------------------------------------------
 Less Distributions
-------------------------------------------
 Dividends (from net investment income)         (0.06)       (0.33)     (0.30)     (0.30)       (0.10)
-------------------------------------------
 Distributions (from capital gains)                --        (0.60)     (0.45)     (2.12)          --
-------------------------------------------
 Total Distributions                            (0.06)       (0.93)     (0.75)     (2.42)       (0.10)
-------------------------------------------
 Net Asset Value, End of Period                $ 9.97       $11.34     $12.48     $12.42       $13.24
-------------------------------------------
 Total Return (b)                               (0.30%)      23.24%     16.86%     19.25%        7.41%
-------------------------------------------
 Ratios/Supplemental Data
-------------------------------------------
 Net Assets, End of Period                     $1,001       $1,502     $2,085     $3,316       $4,452
-------------------------------------------
 Ratio of Expenses to Average Net Assets
  (c)                                            1.60%(e)     1.35%      1.35%      1.35%        1.35%(e)
-------------------------------------------
 Ratio of Net Income to Average Net Assets
  (c)                                            2.75%(e)     2.39%      2.19%      2.07%        2.26%(e)
-------------------------------------------
 Portfolio Turnover Rate                            7%         121%        88%       120%          21%
-------------------------------------------

  FINANCIAL HIGHLIGHTS

65

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


 The Bond Fund -- Class A



                                                                                                FOR THE SIX
                                                                                               MONTHS ENDED
                                                                                               JUNE 30, 1998
               PERIOD ENDED                  12/31/94(A)   12/31/95(D)   12/31/96   12/31/97    (UNAUDITED)
 Per Share Operating Performance
-------------------------------------------
 Net Asset Value, Beginning of Period          $10.00        $ 9.88       $10.61     $10.17       $10.22
-------------------------------------------
 Income From Investment Operations
-------------------------------------------
 Net Investment Income                           1.15          0.56         0.71       0.61         0.27
-------------------------------------------
 Net Gains or Losses on Securities (both
  realized and unrealized)                      (1.12)         1.07        (0.43)      0.11         0.16
-------------------------------------------
 Total from Investment Operations                0.03          1.63         0.28       0.72         0.43
-------------------------------------------
 Less Distributions
-------------------------------------------
 Dividends (from net investment income)         (0.15)        (0.86)       (0.70)     (0.66)       (0.24)
-------------------------------------------
 Distributions (from capital gains)                --         (0.04)       (0.02)     (0.01)          --
-------------------------------------------
 Total Distributions                            (0.15)        (0.90)       (0.72)     (0.67)       (0.24)
-------------------------------------------
 Net Asset Value, End of Period                $ 9.88        $10.61       $10.17     $10.22       $10.41
-------------------------------------------
 Total Return (b)                                0.28%        16.95%        2.85%      7.30%        4.25%
-------------------------------------------
 Ratios/Supplemental Data
-------------------------------------------
 Net Assets, End of Period (000s)              $   16        $  523       $  821     $1,685       $4,267
-------------------------------------------
 Ratio of Expenses to Average Net Assets
  (c)                                            1.15%(e)      0.90%        0.90%      0.90%        0.90%(e)
-------------------------------------------
 Ratio of Net Income to Average Net Assets
  (c)                                            5.58%(e)      6.21%        6.01%      6.08%        5.82%(e)
-------------------------------------------
 Portfolio Turnover Rate                           11%           78%          64%        88%          76%
-------------------------------------------

  FINANCIAL HIGHLIGHTS

                        [ICON]TOUCHSTONE FAMILY OF FUNDS


 The Standby Income Fund



                                                                                             FOR THE SIX
                                                                                            MONTHS ENDED
                                                                                            JUNE 30, 1998
               PERIOD ENDED                  12/31/94(a)   12/31/95   12/31/96   12/31/97    (UNAUDITED)
 Per Share Operating Performance
-------------------------------------------
 Net Asset Value, Beginning of Period          $10.00       $10.03     $10.01     $ 9.98       $ 9.57
-------------------------------------------
 Income From Investment Operations
-------------------------------------------
 Net Investment Income                           0.11         0.55       0.46       0.51         0.25
-------------------------------------------
 Net Gains or Losses on Securities (both
  realized and unrealized)                       0.03        (0.02)      0.01      (0.00)        0.01
-------------------------------------------
 Total from Investment Operations                0.14         0.53       0.47       0.51         0.26
-------------------------------------------
 Less Distributions
-------------------------------------------
 Dividends (from net investment income)         (0.11)       (0.55)     (0.50)     (0.52)       (0.26)
-------------------------------------------
 Net Asset Value, End of Period                $10.03       $10.01     $ 9.98     $ 9.97       $ 9.97
-------------------------------------------
 Total Return (b)                                1.40%        5.71%      4.80%      5.21%        2.63%
-------------------------------------------
 Ratios/Supplemental Data
-------------------------------------------
 Net Assets, End of Period                     $5,048       $5,910     $6,456     $8,603       $11,585
-------------------------------------------
 Ratio of Expenses to Average Net Assets
  (g)                                            1.00%(e)     0.75%      0.75%      0.75%        0.75%(e)
-------------------------------------------
 Ratio of Net Income to Average Net Assets       4.54%(e)     5.32%      4.88%      5.14%        5.12%(e)
-------------------------------------------
 Portfolio Turnover Rate                            0%         142%        20%       285%         583%
-------------------------------------------


  *  The outstanding shares of each series of Touchstone Series Trust (formerly named Select Advisors
                       Trust A), other than the Standby Income Fund, were redesignated as Class A shares effective at the close of business on December 31, 1998.
(a)  The Fund commenced operations on October 3, 1994.
(b)  Total return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. Total return figures are not annualized.
(c)  Includes the Fund's proportionate share of the corresponding Portfolio's expenses. If the waiver and reimbursement had not been in place for the periods listed and after consideration of state expense limitations, the ratios of expenses to average net assets would have been higher.
(d)  Per share amounts have been calculated using the average share method.
(e)  Ratios are annualized.
(f)  The Fund commenced operations on May 1, 1998.
(g)  If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been higher.

                                    [THIS PAGE INTENTIONALLY LEFT BLANK]

                        [ICON]TOUCHSTONE FAMILY OF FUNDS

  FOR MORE INFORMATION

FOR MORE INFORMATION    [ICON]TOUCHSTONE FAMILY OF FUNDS

For investors who want more
information about the Funds, the
following documents are available
free upon request:
STATEMENT OF ADDITIONAL INFORMATION
(SAI): The SAI provides more
detailed information about the Funds
and is legally a part of this
prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The
Funds' annual and semi-annual
reports provide additional
information about the Funds'
investments. In each Fund's annual
report, you will find a discussion
of the market conditions and
investment strategies that
significantly affected the Fund's
performance during its last fiscal
year.
You can get free copies of the SAI,
the reports, other information and
answers to your questions about the
Funds by contacting your financial
advisor, or the Funds at:

     Touchstone Family of Funds
          311 Pike Street
       Cincinnati, Ohio 45202
       800.669.2796 (Press 3)
   http://www.touchstonefunds.com

You can view the Funds' SAI and the
reports at the Public Reference Room
of the Securities and Exchange
Commission.


For a fee, you can get text-only
copies by writing to the Public
Reference Room of the SEC, 450 Fifth
Street N.W., Washington, D.C.
20549-6009. You can also call
1.800.SEC.0330.



You can also view the SAI and the
reports free from the SEC's Internet
website at http://www.sec.gov.


Investment Company Act file no.  811-8380
                                                   TOUCHSTONE FAMILY OF FUNDS
                                                     O TOUCHSTONE EMERGING
                                                          GROWTH FUND
                                                   O TOUCHSTONE INTERNATIONAL
                                                          EQUITY FUND
                                                      O TOUCHSTONE INCOME
                                                        OPPORTUNITY FUND
                                                       O TOUCHSTONE VALUE
                                                           PLUS FUND
                                                     O TOUCHSTONE GROWTH &
                                                          INCOME FUND
                                                   O TOUCHSTONE BALANCED FUND
                                                     O TOUCHSTONE BOND FUND
                                                      O TOUCHSTONE STANDBY
                                                          INCOME FUND
                                                      Class A and Class C
                                                     Shares are Offered by
                                                        this Prospectus

                           TOUCHSTONE FAMILY OF FUNDS


                                   PROSPECTUS
                                 JANUARY 4, 1999





                         TOUCHSTONE EMERGING GROWTH FUND

                      TOUCHSTONE INTERNATIONAL EQUITY FUND

                       TOUCHSTONE INCOME OPPORTUNITY FUND

                           TOUCHSTONE VALUE PLUS FUND

                         TOUCHSTONE GROWTH & INCOME FUND

                            TOUCHSTONE BALANCED FUND

                              TOUCHSTONE BOND FUND

                         TOUCHSTONE STANDBY INCOME FUND




Neither the Securities and Exchange Commission nor any state securities commission has approved any Fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                           TOUCHSTONE FAMILY OF FUNDS



The Touchstone Family of Funds is a group of mutual funds. Each Fund has a different investment goal and risk level and is a part of the Touchstone Series Trust (the Trust).

Table of Contents                                      Page
-----------------                                      ----

Touchstone Emerging Growth Fund

Touchstone International Equity Fund

Touchstone Income Opportunity Fund

Touchstone Value Plus Fund

Touchstone Growth & Income Fund

Touchstone Balance Fund

Touchstone Bond Fund

Touchstone Standby Income Fund

Investment Strategies And Risks

The Funds' Management

Investing With Touchstone

Distributions and Taxes

For More Information

                         TOUCHSTONE EMERGING GROWTH FUND

THE FUND'S INVESTMENT GOAL

The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.


ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily (at least 65% of total assets) in the common stocks of smaller, rapidly growing (emerging growth) companies. In selecting its investments, the portfolio managers focus on those companies they believe will grow faster than the U.S. economy in general. They also choose companies they believe are priced lower in the market than their true value.


When the portfolio managers believe the following securities offer a good potential for capital growth or income, up to 35% of the Fund's assets may be invested in:


         Larger company stocks
         Preferred stocks
         Convertible bonds
         Other debt securities, including:
                  collateralized mortgage obligations (CMOs), stripped U.S. government securities (Strips) and mortgage-related securities, all of which will be rated investment grade


The Fund may also invest in:

         - Securities of foreign companies traded mainly outside the U.S. (up to 20%)

         - American Depositary Receipts (ADRs) (up to 20%)


         - Emerging market securities (up to 10%).

THE KEY RISKS


The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



- If the stock market as a whole goes down.





- Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies.



- If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued.



- If the stocks in the Fund's portfolio are not undervalued as expected.



- If the companies in which the Fund invests do not grow as rapidly as expected.



- If interest rates go up, causing the value of any debt securities held by the Fund to decline.



- Because CMOs, Strips and mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment.



- Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors.



- Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities.



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.






You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

WHO MAY WANT TO INVEST


This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

THE FUND'S PERFORMANCE


The bar chart shown below indicates the risks of investing in the Emerging Growth Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.


The Fund's past performance does not necessarily indicate how it will perform in the future.


The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR GRAPH]
                 EMERGING GROWTH FUND -- CLASS A PERFORMANCE(1)


                           YEARS        TOTAL RETURN
                           -----        ------------
                           1995            22.56%
                           1996            10.56%
                           1997            32.20%





         During the period shown in the Bar Chart, the highest quarterly return was 17.69% (for the quarter ended June 30, 1997) and the lowest quarterly return was -4.07% (for the quarter ended March 31, 1997).

         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.


The table below shows how the Fund's average annual returns for the periods shown compare to those of the Russell 2000 Index and to the Wiesenberger Small Cap - MF. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance. The Wiesenberger Small Cap - MF is a composite index of the annual returns of mutual funds that have an investment style similar to that of the Emerging Growth Fund. The table shows the effect of the Class A sales charge.


For the periods ended December 31, 1997


                                        Past 12 Months        Since Fund Started
--------------------------------------------------------------------------------
Emerging Growth Fund -- Class A*            24.7%                18.5%
--------------------------------------------------------------------------------
Russell 2000 Index                          22.4%                19.8%
--------------------------------------------------------------------------------
Wiesenberger Small Cap - MF                 21.6%                22.2%
--------------------------------------------------------------------------------



* The table shows performance for the Fund's Class A shares because the Class Y shares have not yet been in existence for a full calendar year.

THE FUND'S FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:



--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM                   Class Y Shares
YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering                           None
price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)                                   None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                  0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                        None
--------------------------------------------------------------------------------
Other Expenses                                                   3.15%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             3.95%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                       2.70%
--------------------------------------------------------------------------------
Net Expenses                                                     1.25%
--------------------------------------------------------------------------------




---------------------
(1) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.



The following example should help you compare the cost of investing in the Emerging Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------
                             Class Y Shares
----------------------------------------------
1 Year                   $  127
----------------------------------------------
3 Years                  $  397
----------------------------------------------
5 Years                  $  686
----------------------------------------------
10 Years                 $1,511
----------------------------------------------

- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                      TOUCHSTONE INTERNATIONAL EQUITY FUND

THE FUND'S INVESTMENT GOAL

The International Equity Fund seeks to increase the value of Fund shares over the long-term.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.


ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily (at least 80% of total assets) in equity securities of foreign companies and will invest in at least three countries outside the United States. A large portion of those non-U.S. equity securities may be issued by companies active in emerging market countries (up to 40% of total assets).





The Fund may also invest in certain debt securities issued by U.S. and non-U.S. entities (up to 20%), including non-investment grade debt securities rated as low as B.


The portfolio manager uses a growth oriented style to choose investments for the Fund. This includes the use of both qualitative and quantitative analysis to identify markets and companies that offer solid growth prospects at reasonable prices. The portfolio manager's investment process seeks to add value by making good regional and country allocations as well as by selecting individual stocks within a region.





THE KEY RISKS


The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



- If the stock market as a whole goes down.



- Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors.



- Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities.



- If the stocks in the Fund's portfolio do not grow over the long term as expected.



- If interest rates go up, causing the value of any debt securities held by the Fund to decline.




- Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal.



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.



You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.


WHO MAY WANT TO INVEST


This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

THE FUND'S PERFORMANCE



The bar chart shown below indicates the risk of investing in the International Equity Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.



The Fund's past performance does not necessarily indicate how it will perform in the future.



The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.



              INTERNATIONAL EQUITY FUND -- CLASS A PERFORMANCE(1)





                           YEARS          TOTAL RETURN
                           -----          ------------
                            1995              5.29%
                            1996             11.61%
                            1997             15.57%





         During the period shown in the Bar Chart, the highest quarterly return was 11.96% (for the quarter ended June 30, 1997) and the lowest quarterly return was -3.95% (for the quarter ended March 31, 1995).


         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.


The table below shows how the Fund's average annual returns for the periods shown compare to those of the MSCI EAFE Index and the Wiesenberger Non-US Equity
- MF index. The MSCI EAFE Index is a Morgan Stanley index that includes stocks traded on 16 exchanges in Europe, Australia and the Far East. The Wiesenberger Non-US Equity - MF is a composite index of the annual returns of mutual funds that have an investment style similar to that of the International Equity Fund. The table shows the effect of the Class A sales charge.



For the periods ended December 31, 1997


--------------------------------------------------------------------------------
                                          Past 12 Months      Since Fund Started
--------------------------------------------------------------------------------
International Equity Fund - Class A*           8.9%                    4.9%
--------------------------------------------------------------------------------
MSCI EAFE Index                                2.1%                    5.8%
--------------------------------------------------------------------------------
Wiesenberger Non-US Equity - MF               -2.0%                    3.2%
--------------------------------------------------------------------------------



* The table shows performance for the Fund's Class A shares because the Class Y shares have not yet been in existence for a full calendar year.

THE FUND'S FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:



--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR              Class Y Shares
INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                    None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)                                   None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                  0.95%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                        None
--------------------------------------------------------------------------------
Other Expenses                                                   2.63%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             3.58%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                       2.23%
--------------------------------------------------------------------------------
Net Expenses                                                     1.35%
--------------------------------------------------------------------------------





(1) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.



The following example should help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-------------------------------------------
                        Class Y Shares
-------------------------------------------
1 Year            $  137
-------------------------------------------
3 Years           $  428
-------------------------------------------
5 Years           $  739
-------------------------------------------
10 Years          $1,624
-------------------------------------------

- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                       TOUCHSTONE INCOME OPPORTUNITY FUND

THE FUND'S INVESTMENT GOAL

The Income Opportunity Fund seeks to achieve a high level of current income as its main goal. The Fund may also seek to increase the value of Fund shares, if consistent with its main goal.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.


ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in debt securities. These debt securities will generally be more risky non-investment grade corporate and government securities (up to 100% of total assets). Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.


The Fund's investments may include:

         - Securities of foreign companies (up to 100%), but only up to 30% of its assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar.

         - Debt securities that are emerging market securities (up to 65%).


         - Mortgage-related securities and loans and loan participations.


         - Currency futures and option contracts.



THE KEY RISKS


The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



- If interest rates go up, causing the value of any debt securities held by the Fund to decline.





- Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal.



- Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors.



- Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities.



- Because mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment.



- Because loans and loan participations may be more difficult to sell than other investments and are subject to the risk of borrower default.



- If the stock market as a whole goes down.



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or by any other government entity.



You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.


WHO MAY WANT TO INVEST


This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

THE FUND'S PERFORMANCE


The bar chart shown below indicates the risks of investing in the Income Opportunity Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.


The Fund's past performance does not necessarily indicate how it will perform in the future.


The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR CHART]
               INCOME OPPORTUNITY FUND -- CLASS A PERFORMANCE(1)

                           YEARS          TOTAL RETURN
                           -----          ------------
                           1995              23.19%
                           1996              26.66%
                           1997               9.49%






         During the period shown in the Bar Chart, the highest quarterly return was 16.15% (for the quarter ended June 30, 1995) and the lowest quarterly return was -5.44% (for the quarter ended March 31, 1995).


         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.


The table below shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Corporate Bond Index, the Wiesenberger Corp - High Yield - MF and the Wiesenberger Global Income - MF. The Lehman Brothers Corporate Bond Index is based on all publicly issued intermediate fixed-rate, non-convertible investment grade domestic corporate debt. The Wiesenberger Corp - High Yield - MF index and the Wiesenberger Global Income - MF index are composite indexes of the annual returns of mutual funds that have an investment style similar to the Income Opportunity Fund. The table shows the effect of the Class A sales charge.


For the periods ended December 31, 1997


--------------------------------------------------------------------------------
                                            Past 12 Months    Since Fund Started
--------------------------------------------------------------------------------
Income Opportunity Fund - Class A*                4.3%                13.5%
--------------------------------------------------------------------------------
Lehman Brothers Corporate Bond Index             10.2%                10.9%
--------------------------------------------------------------------------------
Wiesenberger Corp - High Yield - MF              12.6%                12.5%
--------------------------------------------------------------------------------
Wiesenberger Global Income - MF                   3.3%                 8.3%
--------------------------------------------------------------------------------



* The table shows performance for the Fund's Class A shares because the Class Y shares have not yet been in existence for a full calendar year.

THE FUND'S FEES AND EXPENSES


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:



--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class Y Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
amount redeemed)                                                      None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                       0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                             None
--------------------------------------------------------------------------------
Other Expenses                                                        2.43%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                  3.08%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                            2.13%
--------------------------------------------------------------------------------
Net Expenses                                                          0.95%
--------------------------------------------------------------------------------





(1) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.



The following example should help you compare the cost of investing in the Income Opportunity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



-----------------------------------
                     Class Y Shares
-----------------------------------
1 Year               $   97
-----------------------------------
3 Years              $  303
-----------------------------------
5 Years              $  525
-----------------------------------
10 Years             $1,166
-----------------------------------



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                           TOUCHSTONE VALUE PLUS FUND

THE FUND'S INVESTMENT GOAL

The Value Plus Fund seeks to increase the value of Fund shares over the long-term.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.


ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages but are believed to be priced lower than their true value. These companies may not pay dividends. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks.


Up to 70% of total assets may be invested in large-cap companies and up to 30% may be invested in mid-cap companies.

The Fund may invest in:

         - Preferred stocks (up to 35%)

         - Investment grade debt securities

         - Convertible securities.


In addition, the Fund may invest in:


         - Cash equivalent investments (up to 10%)

         - Short-term debt securities.

THE KEY RISKS



The Fund's share price could fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



- If the stock market as a whole goes down.



- If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued.



- If the stocks in the Fund's portfolio are not undervalued as expected.



- If interest rates go up, causing the value of any debt securities held by the Fund to decline.



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.



You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.



WHO MAY WANT TO INVEST

This Fund will be most appealing to you if you are a moderate, or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.



PERFORMANCE NOTE

Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Value Plus Fund started on May 1, 1998, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:



--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR                Class Y Shares
INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)                                    None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage
of amount redeemed)                                                None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                   0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                          None
--------------------------------------------------------------------------------
Other Expenses                                                    1.14%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              1.89%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                        0.84%
--------------------------------------------------------------------------------
Net Expenses                                                      1.05%
--------------------------------------------------------------------------------






(1) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.



The following examples should help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



---------------------------------
                   Class Y Shares
---------------------------------
1 Year             $107
---------------------------------
3 Years            $334
---------------------------------



- The example for the 3-year period is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                         TOUCHSTONE GROWTH & INCOME FUND

THE FUND'S INVESTMENT GOAL

The Growth & Income Fund seeks to increase the value of Fund shares over the long-term, while receiving dividend income.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.


ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily (at least 65% of total assets) in dividend-paying common stocks, preferred stocks and convertible securities in a variety of industries. The portfolio manager may choose to purchase securities which do not pay dividends (up to 35%) but which are expected to increase in value or produce high income payments in the future.



In choosing securities for the Fund, the portfolio manager will follow a value oriented style, generally buying securities with yields that are at least 20% higher than the average yield of companies in the S&P 500. The portfolio manager focuses on investing in companies that have a market capitalization of at least $1 billion, but may invest in companies of any size.


The Fund may also invest up to 20% of its total assets in debt securities - and within this 20% limitation, the Fund may invest the full 20% in investment grade debt securities or up to 5% in non-convertible non-investment grade debt securities.

The Fund may also invest in:

         - Securities of foreign companies including American Depository Receipts (ADRs) (up to 20%).


         - Real estate investment trusts (REITs) (up to 10%).





THE KEY RISKS


The fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



- If the stock market as a whole goes down.



- If any of the stocks in the Fund's portfolio do not increase in value as expected.



- If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced.



- If interest rates go up, causing the value of any debt securities held by the Fund to decline.



- Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors.



- Because investments in REITs are more sensitive to changes in interest rates and other factors that affect real estate values.



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.



You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation of your investment capital may be important to you, however, you may be uncomfortable taking extreme risk in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.

THE FUND'S PERFORMANCE


The bar chart shown below indicates the risks of investing in the Growth & Income Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.


The Fund's past performance does not necessarily indicate how it will perform in the future.


The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR CHART]
                 GROWTH & INCOME FUND -- CLASS A PERFORMANCE(1)

                         YEARS           TOTAL RETURN
                         -----           ------------
                         1995               35.14%
                         1996               16.95%
                         1997               20.70%





         During the period shown in the bar chart, the highest quarterly return was 11.77% (for the quarter ended June 30, 1997) and the lowest quarterly return was -4.35% (for the quarter ended March 31, 1997).

         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.


The table below shows how the Fund's average annual returns for the periods shown compare to those of the S&P 500 Index and to the Wiesenberger Growth & Income - MF Index. The S&P 500 Index is a widely recognized unmanaged index of stock performance. The Wiesenberger Growth & Income - MF Index is a composite index of the annual returns of mutual funds that have an investment style similar to the Growth & Income Fund. The table shows the effect of the Class A sales charge.



For the periods ended December 31, 1997


--------------------------------------------------------------------------------
                                            Past 12 Months    Since Fund Started
--------------------------------------------------------------------------------
Growth & Income Fund -- Class A*                 13.7%                 19.9%
--------------------------------------------------------------------------------
S&P 500 Index                                    33.4%                 28.4%
--------------------------------------------------------------------------------
Wiesenberger Growth & Income - MF                26.4%                 22.8%
--------------------------------------------------------------------------------



* The table shows performance for the Fund's Class A shares because the Class Y shares have not yet been in existence for a full calendar year.

THE FUND'S FEES AND EXPENSES


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:



--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR               Class Y Shares
INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                               None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)                                    None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                  0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                         None
--------------------------------------------------------------------------------
Other Expenses                                                   1.40%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             2.20%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                       1.15%
--------------------------------------------------------------------------------
Net Expenses                                                     1.05%
--------------------------------------------------------------------------------






(1) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.


The following example should help you compare the cost of investing in the Growth & Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



-------------------------------
                 Class Y Shares
-------------------------------
1 Year           $  107
-------------------------------
3 Years          $  334
-------------------------------
5 Years          $  579
-------------------------------
10 Years         $1,283
-------------------------------



The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                            TOUCHSTONE BALANCED FUND

THE FUND'S INVESTMENT GOAL

The Balanced Fund seeks to achieve both an increase in the value of Fund shares and current income.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.





ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The debt securities will be rated investment grade or at the highest level of non-investment grade.


The Fund may invest in:

         - Warrants

         - Preferred stocks

         - Convertible securities.


The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in emerging market securities.



In choosing equity securities for the Fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.


THE KEY RISKS


The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



- If the stock market as a whole goes down.






- If the stocks in the Fund's portfolio do not increase in value as expected.



- If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced.






- If interest rates go up, causing the value of any debt securities held by the Fund to decline.



- Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors.



- Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities.



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.



You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.


WHO MAY WANT TO INVEST


This Fund is most appropriate for you if you are a risk neutral or moderately conservative investor. You may typically take a relatively low risk approach to investing and may be comfortable with a low level of volatility in your investments. While safety may be important to you, you may also value appreciation of your investments. If you invest in this Fund, you should be willing to accept some risk. This Fund's approach may be appropriate for you if you are several years from retirement.

THE FUND'S PERFORMANCE


The bar chart shown below indicates the risks of investing in the Balanced Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.


The Fund's past performance does not necessarily indicate how it will perform in the future.


The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR CHART]
                    BALANCED FUND -- CLASS A PERFORMANCE(1)

                         YEARS          TOTAL RETURN
                         -----          ------------
                         1995               23.24%
                         1996               16.88%
                         1997               19.25%





         During the period shown in the bar chart, the highest quarterly return was 10.71% (for the quarter ended June 30, 1997) and the lowest quarterly return was -0.32% (for the quarter ended March 31, 1997).

         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.


The table below shows how the Fund's average annual returns for the periods shown compare to those of the Standard & Poor's Composite Index of 500 Stocks, the Lehman Brothers Government/Corporate Index and to the Wiesenberger Balanced Domestic - MF index. The Lehman Brothers Government/Corporate Index is composed of 5,400 publicly issued corporate and U.S. government debt rated Baa or better with at least one year to maturity and at least $25 million par outstanding. The Wiesenberger Balanced Domestic - MF index is a composite index of the annual returns of mutual funds that have an investment style similar to the Balanced Fund. The table shows the effect of the Class A sales charge.



For the periods ended December 31, 1997


--------------------------------------------------------------------------------
                                             Past 12 Months   Since Fund Started
--------------------------------------------------------------------------------
Balanced Fund - Class A*                          12.4%               16.1%
--------------------------------------------------------------------------------
S&P 500 Index                                     33.4%               28.4%
--------------------------------------------------------------------------------
Lehman Brothers Government/Corporate Index         9.8%                9.7%
--------------------------------------------------------------------------------
Wiesenberger Balanced Domestic - MF               18.6%               16.8%
--------------------------------------------------------------------------------



* The table shows performance for the Fund's Class A shares because the Class Y shares have not yet been in existence for a full calendar year.

THE FUND'S FEES AND EXPENSES


These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund:



--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR            Class Y Shares
INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage
of amount redeemed)                                                None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                   0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                          None
--------------------------------------------------------------------------------
Other Expenses                                                    3.62%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              4.42%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                        3.32%
--------------------------------------------------------------------------------
Net Expenses                                                      1.10%
--------------------------------------------------------------------------------





(1) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.



The following example should help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



------------------------------
                Class Y Shares
------------------------------
1 Year          $  112
------------------------------
3 Years         $  350
------------------------------
5 Years         $  606
------------------------------
10 Years        $1,340
------------------------------



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                              TOUCHSTONE BOND FUND

THE FUND'S INVESTMENT GOAL

The Bond Fund seeks to provide a high level of current income.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.





ITS PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in higher quality investment grade debt securities (at least 65% of total assets). The Fund's investment in debt securities may be determined by the direction in which interest rates are expected to move because the value of these securities generally moves in the opposite direction from interest rates. The Fund expects to have an average maturity between five and fifteen years.


The Fund invests in:

         - Mortgage-related securities

         - Asset-backed securities

         - Preferred stocks.

The Fund also invests in U.S. or foreign debt securities which are rated non-investment grade (up to 35%).

In addition, the Fund may invest in :

         - Debt securities denominated in foreign currencies (20% or less)



THE KEY RISKS


The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



- If interest rates go up, causing the value of any debt securities held by the Fund to decline.



- Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors.



- Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal.



- Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment.



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.



You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.


WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing. Safety of your investment may be the most important factor to you. You may be willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund's approach may be most appropriate for you if you are nearing retirement.

THE FUND'S PERFORMANCE


The bar chart shown below indicates the risks of investing in the Bond Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund's inception. The chart does not reflect any sales charges. Sales charges will reduce return.


The Fund's past performance does not necessarily indicate how it will perform in the future.


The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR GRAPH]
                      BOND FUND -- CLASS A PERFORMANCE(1)

                              YEARS          TOTAL RETURN
                              -----          ------------
                              1995               16.95%
                              1996                2.85%
                              1997                7.30%





         During the period shown in the bar chart, the highest quarterly return was 5.21% (for the quarter ended December 31, 1997) and the lowest quarterly return was -2.10% (for the quarter ended March 31, 1997).

         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.



The table below shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Aggregate Index and to the Wiesenberger Corp - Investment Grade - MF index. The Lehman Brothers Aggregate Index is comprised of approximately 6000 publicly traded bonds with an average maturity of about 10 years. The Wiesenberger Corp - Investment Grade - MF index is a composite index of the annual returns of mutual funds that have an investment style similar to the Bond Fund. The table shows the effect of the Class A sales charge.



For the periods ended December 31, 1997


--------------------------------------------------------------------------------
                                             Past 12 Months   Since Fund Started
--------------------------------------------------------------------------------
Bond Fund - Class A*                              2.2%                6.7%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Index                   9.7%                9.7%
--------------------------------------------------------------------------------
Wiesenberger Corp - Investment Grade -            8.9%                9.2%
MF
--------------------------------------------------------------------------------



* The table shows performance for the Fund's Class A shares because the Class Y shares have not yet been in existence for a full calendar year.

THE FUND'S FEES AND EXPENSES


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:



--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR                  CLASS Y SHARES
INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)                                     None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)                                      None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                    0.55%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                           None
--------------------------------------------------------------------------------
Other Expenses                                                     1.49%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               2.04%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                         1.39%
--------------------------------------------------------------------------------
Net Expenses                                                       0.65%
--------------------------------------------------------------------------------





(1) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.



The following example should help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


----------------------------------
                    Class Y Shares
----------------------------------
1 Year              $ 66
----------------------------------
3 Years             $208
----------------------------------
5 Years             $362
----------------------------------
10 Years            $810
----------------------------------



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                         TOUCHSTONE STANDBY INCOME FUND

THE FUND'S INVESTMENT GOAL


The Standby Income Fund seeks to provide a higher level of current income than a money market fund, while also seeking to prevent large fluctuations in the value of your initial investment. The Fund does not try to keep a constant $1.00 per share net asset value.



As with any mutual fund, there is no guarantee that the Fund will achieve its goal.



ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests mostly in various types of money market instruments. All investments will be rated at least investment grade. On average, the securities held by the Fund will mature in less than one year.


The Fund's investments may include:


          - Short-term government securities

          - Mortgage-related securities

          - Asset-backed securities

          - Repurchase agreements.


The Fund may invest up to 50% of total assets in:


          - Securities denominated in U.S. dollars and issued in the U.S. by foreign issuers (known as Yankee bonds),

          - Eurodollar Certificates of Deposit.


In addition, the Fund may invest in:


          - Debt securities denominated in foreign currencies (up to 20%).

          - Corporate bonds, commercial paper, certificates of deposit, and bankers' acceptances.




THE KEY RISKS


The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



- If interest rates go up, causing the value of any debt securities to decline.




- Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment.



- Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors.



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.



You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.


WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you take a relatively low risk approach to investing. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund's approach may be most appropriate for you if you are nearing retirement, or if you have a longer time horizon, but nevertheless, have a lower risk tolerance. This Fund is also appropriate for you if you want the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE


The bar chart shown below indicates the risks of investing in the Standby Income Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund's inception.


The Fund's past performance does not necessarily indicate how it will perform in the future.


                                  [BAR GRAPH]

                       STANDBY INCOME FUND PERFORMANCE


                          YEARS          TOTAL RETURN
                          -----          ------------
                           1995              5.71%
                           1996              4.83%
                           1997              5.21%





         During the period shown in the bar chart, the highest quarterly return was 1.57% (for the quarter ended December 31, 1995) and the lowest quarterly return was 1.07% (for the quarter ended March 31, 1996).




The table below shows how the Fund's average annual returns for the periods shown compare to those of the Merrill Lynch 91-Day Treasury Index and to the 30-Day Money Market Yield Index. The Merrill Lynch 91-Day Treasury Index consists of short-term U.S. Treasury securities, maturing in 91 days. The 30-Day Money Market Yield Index is an index of money market funds based on 30-day yields.

For the periods ended December 31, 1997


-------------------------------------------------- --------------------------- ----------------------------
                                                        Past 12 Months             Since Fund Started
-------------------------------------------------- --------------------------- ----------------------------
Standby Income Fund                                           5.2%                        5.2%
-------------------------------------------------- --------------------------- ----------------------------
Merrill Lynch 91-Day Treasury Index                           5.3%                        5.5%
-------------------------------------------------- --------------------------- ----------------------------
30-Day Money Market Yield Index                               5.1%                        5.1%
-------------------------------------------------- --------------------------- ----------------------------

THE FUND'S FEES AND EXPENSES



These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:


------------------------------------------------------------ -------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------ -------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                          None
------------------------------------------------------------ -------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
amount redeemed)                                                       None
------------------------------------------------------------ -------------------

------------------------------------------------------------ -------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
------------------------------------------------------------ -------------------
Management Fees                                                       0.25%
------------------------------------------------------------ -------------------
Distribution (12b-1) Fees                                              None
------------------------------------------------------------ -------------------
Other Expenses                                                        3.26%
------------------------------------------------------------ -------------------
Total Annual Fund Operating Expenses                                  3.51%
------------------------------------------------------------ -------------------
Fee Waiver and/or Expense Reimbursement(1)                            2.76%
------------------------------------------------------------ -------------------
Net Expenses                                                          0.75%
------------------------------------------------------------ -------------------

(1) Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.




The following example should help you compare the cost of investing in the Standby Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


             ---------------------------------------- ----------------------
             1 Year                                   $   77
             ---------------------------------------- ----------------------
             3 Years                                  $  819
             ---------------------------------------- ----------------------
             5 Years                                  $1,584
             ---------------------------------------- ----------------------
             10 Years                                 $3,599
             ---------------------------------------- ----------------------



   The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                         INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?


Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.


DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?


The International Equity Fund, Income Opportunity Fund and Bond Fund may engage in active trading to achieve their investment goals. This may cause the Fund to realize higher capital gains which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transactions costs, which would lower the Fund's performance.



CAN A FUND CHANGE ITS INVESTMENT GOAL?



A Fund's investment goal(s) may be changed by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change took effect.


YEAR 2000 RISK.

Touchstone has implemented steps intended to assure that its major computer systems and processes are capable of Year 2000 processing. We are also examining the third parties with whom we work to assess their readiness and are developing contingency plans to assure that any problems in their systems will not materially affect Touchstone's operations.

Companies or governmental entities in which Touchstone Funds invest could also be affected by the Year 2000 issue, but at this time the Funds cannot predict the degree of impact.

Computer systems failure of Touchstone, a Fund Sub-Advisor or that of any Fund service provider could impair Fund services and have a negative impact on a Fund's operations and returns.

THE FUNDS AT A GLANCE.

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?


         The following table show the main types of securities in which each Fund generally will invest. Some of the Funds' investments are described in detail below.


----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
                                          EMERGING INTERNATIONAL INCOME      VALUE PLUS GROWTH &    BALANCED FUND BOND FUND STANDBY
                                          GROWTH   EQUITY FUND   OPPORTUNITY FUND       INCOME FUND                         INCOME
                                          FUND                   FUND                                                       FUND
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
FINANCIAL INSTRUMENTS
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN U.S. STOCKS                     o         o                         o          o             o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN FOREIGN STOCKS                  o         o                                    o             o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN INVESTMENT GRADE DEBT           o         o             o           o          o             o          o           o
   SECURITIES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN NON-INVESTMENT GRADE DEBT                 o             o                      o             o          o
   SECURITIES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN FOREIGN DEBT SECURITIES                   o             o                      o             o          o           o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN FUTURES CONTRACTS
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN FORWARD CURRENCY CONTRACTS                              o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN ASSET-BACKED SECURITIES                                                                                 o           o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN MORTGAGE-RELATED SECURITIES     o                       o                                               o           o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN REAL ESTATE INVESTMENT                                                         o
   TRUSTS (REITS)
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
INVESTMENT TECHNIQUES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   EMPHASIZES SECURITIES OF SMALL CAP         o
   COMPANIES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   EMPHASIZES SECURITIES OF MID CAP                                               o
   COMPANIES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   EMPHASIZES SECURITIES OF LARGE CAP                                             o          o             o
   COMPANIES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   EMPHASIZES UNDERVALUED STOCKS              o                                   o          o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN SECURITIES OF EMERGING          o         o             o                      o             o
   MARKETS COUNTRIES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   EMPHASIZES DIVIDEND-PAYING COMMON                                                         o
  STOCKS
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN SHORT-TERM DEBT SECURITIES                                          o                                               o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS



FOREIGN COMPANIES



A foreign company is organized under the laws of a foreign country and:



- Has the principal trading market for its stock in a foreign country



- Derives at least 50% of its revenues or profits from operations in foreign countries or has at least 50% of its assets located in foreign countries



ADRs



ADRs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership and are traded on U.S. exchanges



INVESTMENT GRADE SECURITIES



Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).



NON-INVESTMENT GRADE SECURITIES



Non-investment grade securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.



ASSET-BACKED SECURITIES.



Asset-backed securities represent groups of other assets, for example credit card receivables, that are combined or pooled for sale to investors.



MORTGAGE-RELATED SECURITIES



Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by:



- the Government National Mortgage Association (GNMA)



- the Federal National Mortgage Association (FNMA)



- the Federal Home Loan Mortgage Corporation (FHLMC)



- commercial banks



- savings and loan institutions



- mortgage bankers



- private mortgage insurance companies





REAL ESTATE INVESTMENT TRUSTS



Real estate investment trusts (REITs) pool investors' money to invest primarily in income-producing real estate or real estate-related loans or interests.



"LARGE-CAP" AND "MID-CAP" COMPANIES



A large-cap company has a market capitalization of more than $5 billion. A mid-cap company has a market capitalization of between $1 billion and $5 billion.



EMERGING GROWTH COMPANIES



Emerging Growth Companies are companies that have:



- a total market capitalization less than that of the average of the companies in the Standard & Poor's 500 Composite Stock Price Index (S&P 500)



- earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates.



EMERGING MARKET SECURITIES



Emerging Market Securities are issued by a company that:



- Is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States).



- Has its principal trading market for its stock in an emerging market country



- Derives at least 50% of its revenues or profits from operations within emerging market countries or has at least 50% of its assets located in emerging market countries.



UNDERVALUED STOCKS



A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered are:



          - price relative to earnings



          - price relative to cash flow



          - price relative to financial strength




REPURCHASE AGREEMENTS



Repurchase Agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.



HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?

         The following table shows some of the main risks to which each Fund is subject. Each risk is described in detail below.


---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
                                   EMERGING   INTERNATIONAL INCOME      VALUE PLUS GROWTH &    BALANCED FUND  BOND FUND  STANDBY
                                   GROWTH     EQUITY FUND   OPPORTUNITY FUND       INCOME FUND                           INCOME FUND
                                   FUND                     FUND
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
MARKET RISK                            o           o                         o          o             o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
   EMERGING GROWTH COMPANIES           o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
   REAL ESTATE INVESTMENT TRUSTS                                                        o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
INTEREST RATE RISK                     o           o             o           o          o             o           o            o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
   MORTGAGE-RELATED SECURITIES         o                         o                                                o            o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
CREDIT RISK                            o           o             o           o          o             o           o            o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
   NON-INVESTMENT GRADE SECURITIES                 o             o                      o             o           o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
FOREIGN INVESTING RISK                 o           o             o                      o             o           o            o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
   EMERGING MARKET RISK                o           o             o                      o             o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
   POLITICAL RISK                                  o             o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------

RISKS OF INVESTING IN THE FUNDS

Market Risk. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

  - Emerging Growth Companies. Investment in Emerging Growth Companies is subject to enhanced risks because such companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of such companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.


   - Real Estate Investment Trusts (REITs). Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.


Interest Rate Risk. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

   - Mortgage-Related Securities. Payments from the pool of loans underlying a Mortgage-Related Security may not be enough to meet the monthly payments of the Mortgage-Related Security. If this occurs the Mortgage-Related Security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a Mortgage-Related Security and will affect the average life of the Mortgage-Related Securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-Related Securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

Credit Risk. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of Investment Grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

- Non-Investment Grade Securities. Non-Investment Grade securities are sometimes referred to as junk bonds and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in Non-Investment Grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of Non-Investment Grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for Non-Investment Grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-Investment Grade securities can also be more difficult to sell for good value.

Foreign Investing. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

- Emerging Markets Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.



- Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

                              THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR


Touchstone Advisors, Inc., (the Advisor or Touchstone Advisors) located at 311 Pike Street, Cincinnati, Ohio 45202 is the investment advisor of the Funds.


Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the Advisers Act) since 1994. As of June 30, 1998, Touchstone Advisors had $361 million in assets under management.

Touchstone Advisors is responsible for selecting Fund Sub-Advisors who have shown good investment performance in their areas of expertise. The Board of Trustees of the Trust reviews and must approve the Advisor's selections. Touchstone considers various factors in evaluating Fund Sub-Advisors, including:

             -      level of knowledge and skill
             -      performance as compared to its peers or benchmark
             -      consistency of performance over five years or more
             -      level of compliance with investment rules and strategies
             -      employees, facilities and financial strength
             -      quality of service

Touchstone will also continually monitor each Fund Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Fund Sub-Advisors.

Touchstone discusses its expectations for performance with each Fund Sub-Advisor. Touchstone provides written evaluations and recommendations to the Board of Trustees, including whether or not each Fund Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Fund Sub-Advisors, custodian, transfer agent and administrator.

Two or more Fund Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Fund Sub-Advisor, Touchstone allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone may change these allocations from time to time, often based upon the results of the evaluations of the Fund Sub-Advisors.

Each Fund pays Touchstone a fee for its services. Out of this fee Touchstone pays each Fund Sub-Advisor a fee for its services.


The fee paid to Touchstone by each Fund is shown in the table below.

      -------------------------------      ----------------------------
      FUND                                 FEE TO TOUCHSTONE
                                           (AS % OF AVERAGE DAILY NET
                                           ASSETS)
      -------------------------------      ----------------------------
      Emerging Growth Fund                 0.80%
      -------------------------------      ----------------------------
      International Equity Fund            0.95%
      -------------------------------      ----------------------------
      Income Opportunity Fund              0.65%
      -------------------------------      ----------------------------
      Value Plus Fund                      0.75%
      -------------------------------      ----------------------------
      Growth & Income Fund                 0.80%
      -------------------------------      ----------------------------
      Balanced Fund                        0.80%
      -------------------------------      ----------------------------
      Bond Fund                            0.55%
      -------------------------------      ----------------------------
      Standby Income Fund                  0.25%
      -------------------------------      ----------------------------

FUND SUB-ADVISORS

The Fund Sub-Advisors make the day-to-day decisions regarding buying and selling specific securities for a Fund. Each Fund Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.


DAVID L. BABSON & COMPANY, INC. (Babson)
One Memorial Drive, Cambridge, Massachusetts 02142-1300


A FUND SUB-ADVISOR TO THE EMERGING GROWTH FUND


Babson has been registered as an investment advisor under the Advisers Act since 1940. Babson provides investment advisory services to individual and institutional clients. As of June 30, 1998, Babson and affiliates had assets under management of $21.1 billion. Babson has been managing the Emerging Growth Fund since the Fund's inception.


Dennis J. Scannell , Peter C. Schliemann and Lance F. James have primary responsibility for the day-to-day management of the Fund. Mr. Scannell has been with the firm since 1993, Mr. Schliemann has been with Babson since 1979, and Mr. James has been with the firm since 1986.


WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. (Westfield)
One Financial Center, Boston, Massachusetts 02111


A FUND SUB-ADVISOR TO THE EMERGING GROWTH FUND


Westfield has been registered as an investment advisor under the Advisers Act since 1989. Westfield provides investment advisory services to individual and institutional clients. As of June 30, 1998, Westfield had assets under management of $1.5 billion. Westfield has been managing the Emerging Growth Fund since the Fund's inception.




Michael J. Chapman has managed the portion of the Emerging Growth Fund's assets allocated to Westfield by the Advisor since October, 1994. Mr. Chapman (CFA) has been with Westfield since 1990.

CREDIT SUISSE ASSET MANAGEMENT (Credit Suisse)
One Citicorp Center, 153 East 53rd Street, New York, New York 10022


FUND SUB-ADVISOR TO THE INTERNATIONAL EQUITY FUND


Credit Suisse has been registered as an investment advisor under the Advisers Act since 1968. Credit Suisse provides investment advisory services to individual and institutional clients. As of June 30, 1998, Credit Suisse had assets under management of $35.6 billion. Credit Suisse has been managing the International Equity Fund since the Fund's inception.



The Fund is managed by the Credit Suisse International Equity Management Team. The team consists of William Sterling, Richard Watt, Steven D. Bleiberg, Susan Boland, Emily Alejos and Robert B. Hrabchak.



ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance)
1345 Avenue of the Americas, New York, New York 10105


FUND SUB-ADVISOR TO THE INCOME OPPORTUNITY FUND


Alliance has been registered as an investment advisor under the Advisers Act since 1971. Alliance provides investment advisory services to individual and institutional clients. As of June 30, 1998, Alliance had assets under management of $263 billion. Alliance has been managing the Income Opportunity Fund since the Fund's inception.


Wayne Lyski and Vicki Fuller have primary responsibility for the day-to-day management of the Fund. Mr. Lyski has been with Alliance since 1983. Ms. Fuller
(CPA) has been with Alliance, and its predecessors, since 1985.


FORT WASHINGTON INVESTMENT ADVISORS, INC. (Fort Washington)
420 East Fourth Street, Cincinnati, Ohio 45202


FUND SUB-ADVISOR TO THE VALUE PLUS FUND, BOND FUND, AND STANDBY INCOME FUND


Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of June 30, 1998, Fort Washington had assets under management of $9.8 billion. Fort Washington has been managing the Value Plus Fund, the Bond Fund and the Standby Income Fund since each Fund's inception.


VALUE PLUS FUND: John C. Holden has managed the Value Plus Fund since May 1998. Mr. Holden (CFA) joined Fort Washington in May 1997 and is Vice President and Senior Portfolio Manager. Mr. Holden previously served as senior portfolio manager with Mellon Private Asset Management in Pittsburgh, senior portfolio manager and investment analyst for Star Bank's Stellar Performance Group in Cincinnati, and senior employee benefit portfolio manager for First Kentucky Trust Company in Louisville.


BOND FUND: Roger Lanham and Brendan White have managed the Bond Fund since October, 1994. Mr. Lanham is a CFA and has been with Fort Washington since 1980. Mr. White is a CFA and has been with Fort Washington since 1993.

STANDBY INCOME FUND: Christopher J. Mahony has managed the Standby Income Fund since October, 1994. Mr. Mahony joined Fort Washington in 1994 after eight years of investment experience with Neuberger & Berman.



Fort Washington is an affiliate of Touchstone. Therefore, Touchstone may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone's decisions to reduce the possibility of a conflict of interest situation.



SCUDDER KEMPER INVESTMENTS, INC. (Scudder Kemper)
345 Park Avenue, New York, New York


FUND SUB-ADVISOR TO THE GROWTH & INCOME FUND


Scudder Kemper and its predecessors have provided investment advisory services to mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts since 1943. As of June 30, 1998, Scudder Kemper had assets under management of $235 billion. Scudder Kemper has been managing the Growth & Income Fund since June 1997.


Robert T. Hoffman, Lori Ensinger, Benjamin W. Thorndike and Kathleen T. Millard have primary responsibility for the day-to-day management of the Fund. Mr. Hoffman, Lead Product Manager, joined Scudder in 1990. He has 13 years of experience in the investment industry, including several years of pension fund management experience. Lori Ensinger, Lead Portfolio Manager, focuses on stock selection and investment strategy. She has been a portfolio manager since 1983 and joined Scudder in 1993. Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Mr. Thorndike has 18 years of investment experience, joined Scudder in 1983. Kathleen T. Millard, Portfolio Manager and has worked as a portfolio manager since 1986. Ms. Millard, who joined Scudder in 1991, focuses on strategy and stock selection.


OPCAP ADVISORS (OpCap)
Oppenheimer Tower, One World Financial Center, New York, NY 10281


FUND SUB-ADVISOR TO THE BALANCED FUND


OpCap is a subsidiary of Oppenheimer Capital. Oppenheimer Capital has been registered as an investment advisor under the Advisers Act since 1968 and its employees perform all investment advisory services provided to the Fund. As of June 30, 1998, Oppenheimer Capital and its subsidiaries had assets under management of $67.3 billion. OpCap has been managing the Balanced Fund since May 1997.



Alan Gutmann has managed the equity portion of the Balanced Fund since June, 1997. Robert J. Bluestone and Matthew Greenwald have managed the fixed-income portion of the Balanced Fund since June, 1997. Mr. Gutmann joined Oppenheimer Capital in 1991 and is Vice President. Mr. Bluestone joined Oppenheimer Capital in 1986 and is Managing Director. Mr. Greenwald joined Oppenheimer Capital in 1989 and is Vice President.

                            INVESTING WITH TOUCHSTONE






INVESTING IN THE FUNDS





Class Y shares of each Fund are currently offered only to The Western and Southern Life Insurance Company Separate Account A.



- INVESTOR ALERT: Touchstone may choose to refuse any purchase order.

PRICING OF FUND SHARES


Each Fund's share price, also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange (NYSE) is open. The fund calculates the NAV per share, generally using market prices, by dividing the total value of each class' net assets by the number of the class shares outstanding. Shares are purchased at the next offering price determined after your purchase or sale order is received in proper form by Touchstone. The offering price is the NAV plus a sales charge, if applicable.

The Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

- All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.

- Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.


- Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of NAV.




- Because portfolio securities that are primarily listed on non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.


CHOOSING A CLASS OF SHARES

Each of the Funds (other than the Standby Income Fund) offers three classes of shares - Class A shares, Class C shares and Class Y shares. This Prospectus only offers Class Y shares. Each class of shares charges different sales charges and distribution or service fees. The amount of sales charges and other fees you pay will depend on which class of shares you decide to purchase.

Class Y shares are only available for purchase by pension plans.

The Standby Income Fund does not have share classes and it does not charge sales charges, distribution fees or service fees. The Standby Income Fund may be purchased by all investors.

CLASS Y SHARES

The offering price of each Class Y share is equal to its NAV. No sales charge is applied at any time.

No distribution or service fees are charged on Class Y Shares.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Touchstone Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for each Fund.

--------------------------------------------------------------------------------
                 FUND                       DIVIDENDS DECLARED    DIVIDENDS PAID
--------------------------------------------------------------------------------
Standby Income Fund                                Daily             Monthly
--------------------------------------------------------------------------------
Growth & Income Fund, Income Opportunity          Monthly            Monthly
Fund and Bond Fund
--------------------------------------------------------------------------------
Value Plus Fund and Balanced Fund                Quarterly          Quarterly
--------------------------------------------------------------------------------
Emerging Growth Fund and International           Annually            Annually
Equity Fund
--------------------------------------------------------------------------------

Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION


DISTRIBUTIONS: Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether reinvested in additional shares of a Fund or received in cash.




SPECIAL TAX CONSIDERATION: Selling your shares may cause you to incur a taxable gain or loss.

FOR MORE INFORMATION


For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The Funds' annual and semi-annual reports provide additional information about the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

                           Touchstone Family of Funds
                                 311 Pike Street
                             Cincinnati, Ohio 45202
                            (800) 669-2796 (Press 3)
                         http://www.touchstonefunds.com

You can view the Funds' SAI and the reports at the Public Reference Room of the Securities and Exchange Commission.


For a fee, you can get text-only copies by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call 1-800-SEC-0330.



You can also view the SAI and the reports free from the SEC's Internet website at http://www.sec.gov.



Investment Company Act file no. 811-8380




                           TOUCHSTONE FAMILY OF FUNDS


                         Touchstone Emerging Growth Fund

                      Touchstone International Equity Fund

                       Touchstone Income Opportunity Fund

                           Touchstone Value Plus Fund

                         Touchstone Growth & Income Fund

                            Touchstone Balanced Fund

                              Touchstone Bond Fund

                         Touchstone Standby Income Fund


                               Class Y Shares are
                                Offered by this
                                   Prospectus